Supplement to the currently effective PROSPECTUS

Deutsche Global Real
Estate Securities Fund

______________________________________________________________________________________

The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.

Daniel Ekins, Managing Director. Portfolio Manager of the
fund. Began managing the fund in 2006. On leave through August 31, 2016.

John Hammond, Managing Director. Portfolio Manager
of the fund. Began managing the fund in 2006.

John W. Vojticek, Managing Director. Portfolio Manager
of the fund. Began managing the fund in 2006.

Joseph D. Fisher, CFA, Director. Portfolio Manager
of the fund. Began managing the fund in 2013.

David W. Zonavetch, CPA, Director. Portfolio Manager
of the fund. Began managing the fund in 2013.

Chris Robinson, Managing Director. Portfolio Manager
of the fund. Began managing the fund in 2012.

The following information replaces the existing
disclosure for the fund contained under the “MANAGEMENT” sub-heading of the “FUND DETAILS” section of the fund’s prospectus.

Daniel Ekins, Managing Director. Portfolio Manager of the
fund. Began managing the fund in 2006. On leave through August 31, 2016.

■
Joined Deutsche Asset Management in 1997.

■
Co-Head of Real Estate Securities, Asia Pacific and Co-Lead Portfolio Manager: Sydney.

■
Investment industry experience began in 1984.

■
BS, University of South Australia.

John Hammond, Managing Director. Portfolio Manager
of the fund. Began managing the fund in 2006.

■
Joined Deutsche Asset Management in 2004; previously was Director at Schroder Property Investment Management and Director at Henderson Global Investors.

■
Head of Real Estate Securities for Europe and Lead Portfolio Manager: London.

■
Investment industry experience began in 1990.

■
BSc, University of Reading, UK.

John W. Vojticek, Managing Director. Portfolio Manager
of the fund. Began managing the fund in 2006.

■
Joined Deutsche Asset Management in 2004; previously worked as Principal at KG Redding and Associates, March 2004–September 2004; and previously Managing Director of Deutsche Asset Management from 1996–March 2004.

■
Co-Head and Chief Investment Officer of Liquid Real Assets for Deutsche Asset Management.

■
BS, University of Southern California.

July 29, 2016

PROSTKR-676

Joseph D. Fisher, CFA, Director. Portfolio Manager
of the fund. Began managing the fund in 2013.

■
Joined Deutsche Asset Management in 2004; previously served in the Real Estate Equity Investment Management Group at Principal Real Estate Investors.

■
Co-Head of Real Estate Securities for the Americas and Co-Lead Portfolio Manager: Chicago.

■
Investment industry experience began in 2003.

■
BBA, The University of Iowa; MBA, Kellogg School of Management, Northwestern University.

David W. Zonavetch, CPA, Director. Portfolio Manager
of the fund. Began managing the fund in 2013.

■
Joined Deutsche Asset Management in 1998; previously worked as Senior Accountant in Corporate Finance; and as an Analyst at Cendant Mobility.

■
Co-Head of Real Estate Securities, Americas and Co-Lead Portfolio Manager: Chicago.

■
Investment industry experience began in 1996.

■
BS, University of Illinois at Urbana-Champaign.

Chris Robinson, Managing Director. Portfolio Manager
of the fund. Began managing the fund in 2012.

■
Joined Deutsche Asset Management in 2003; previously served as a real estate equities research analyst at ING Investment Management.

■
Co-Head of Real Estate Securities, Asia Pacific and Co-Lead Portfolio Manager: Sydney.

■
Investment industry experience began in 1996.

■
BS, The Australian Catholic University; Graduate Diploma, The Securities Institute of Australia.

Please Retain This Supplement for Future
Reference

July 29, 2016

PROSTKR-676

Deutsche
Asset Management

Prospectus
May 1, 2016

Deutsche Real Estate Securities Fund
CLASS/TICKER                          A   RRRAX    C   RRRCX    R   RRRSX    R6   RRRZX

                                      INST   RRRRX    S   RRREX

...............................................................................

Deutsche Global Real Estate Securities Fund
CLASS/TICKER                                 A   RRGAX    C   RRGCX    INST   RRGIX

                                             S   RRGTX

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal  offense for anyone to inform you otherwise.

The shares of these funds may be made available outside Taiwan for investment outside Taiwan by Taiwan resident investors but may not be marketed, offered or sold within Taiwan.

                                                                       [DB Logo]

[GRAPHIC APPEARS HERE]

Table of Contents

DEUTSCHE REAL ESTATE SECURITIES
FUND

Payments to Broker-Dealers and
Other Financial Intermediaries.....................  5
DEUTSCHE GLOBAL REAL ESTATE
SECURITIES FUND

Payments to Broker-Dealers and
Other Financial Intermediaries..................... 10
FUND DETAILS
Additional Information About Fund Strategies and

INVESTING IN THE FUNDS

Financial Intermediary Support Payments (not

-------------------------------------------------------------------------------
 YOUR INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR
 GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
 AGENCY, ENTITY OR PERSON.
-------------------------------------------------------------------------------

Deutsche
Asset Management
                                                                       [DB Logo]

Deutsche Real Estate Securities Fund

INVESTMENT OBJECTIVE

The fund's investment objective is long-term capital appreciation and current income.

FEES AND EXPENSES OF THE FUND

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 21) and Purchase and Redemption
of Shares in the fund's Statement of Additional Information (SAI) (p. II-16).

SHAREHOLDER FEES (paid directly from your investment)

                                         A          C           R          R6        INST          S
                                ----------  ---------  ----------  ----------  ----------  ---------

Maximum sales charge (load)
imposed on purchases, as %
of offering price                    5.75     None        None        None        None       None
-------------------------------      ----     --          -           -           -          --
Maximum deferred sales
charge (load), as % of
redemption proceeds                None     1.00          None        None        None       None
-------------------------------    ------   ----          -           -           -          --
Redemption/exchange fee on
shares owned less than 15
days, as % of redemption
proceeds                             2.00   2.00           2.00        2.00        2.00    2.00
-------------------------------    ------   ----          -----       -----       -----    ----
Account Maintenance Fee
(annually, for fund account
balances below $10,000 and
subject to certain exceptions)    $   20    $20           None        None        None     $20
-------------------------------   -------   ----          -----       -----       -----    ----

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

                                      A          C          R          R6        INST           S
                              ---------  ---------  ---------  ----------  ----------  ----------

Management fee                    0.39       0.39       0.39       0.39        0.39        0.39
-----------------------------     ----       ----       ----       ----        ----        ----
Distribution/service (12b-1)
fees                              0.25       1.00       0.50      None        None        None
-----------------------------     ----       ----       ----      -----       -----       -----
Other expenses                    0.34       0.27       0.42       0.14        0.23        0.30
-----------------------------     ----       ----       ----      -----       -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                          0.98       1.66       1.31       0.53        0.62        0.69
-----------------------------     ----       ----       ----      -----       -----       -----

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEARS           A         C         R      R6    INST       S
-------  --------  --------  --------  ------  ------  ------

1        $ 669     $ 269     $ 133     $54     $63     $70
--       -----     -----     -----     ---     ---     ---
3          869       523       415     170     199     221
--       -----     -----     -----     ---     ---     ---
5        1,086       902       718     296     346     384
--       -----     -----     -----     ---     ---     ---
10       1,707     1,965     1,579     665     774     859
--       -----     -----     -----     ---     ---     ---

You would pay the following expenses if you did not redeem your shares:

YEARS           A         C         R      R6    INST       S
-------  --------  --------  --------  ------  ------  ------

1        $ 669     $ 169     $ 133     $54     $63     $70
--       -----     -----     -----     ---     ---     ---
3          869       523       415     170     199     221
--       -----     -----     -----     ---     ---     ---
5        1,086       902       718     296     346     384
--       -----     -----     -----     ---     ---     ---
10       1,707     1,965     1,579     665     774     859
--       -----     -----     -----     ---     ---     ---

PROSPECTUS May 1, 2016                    Deutsche Real Estate Securities Fund

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2015: 150%.

PRINCIPAL INVESTMENT STRATEGY

MAIN INVESTMENTS. Under normal circumstances, the fund will invest at least 80%
of its net assets, plus the amount of any borrowing for investment purposes
(calculated at the time of any investment), in equity securities of real estate investment trusts (REITs) and real estate companies. A company is considered to be a real estate company if, in the opinion of portfolio management, at least
50% of its revenues or 50% of the market value of its assets at the time of purchase are attributed to the ownership, construction, management or sale of real estate. The fund may invest without limitation in securities of companies engaged principally in the real estate industry.

The fund may also invest a portion of its assets in other types of securities.
These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry and other similar securities.

MANAGEMENT PROCESS. Portfolio management looks for real estate securities it believes have the potential for stock price appreciation and a record of paying dividends.

In attempting to find these issuers, portfolio management tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. For this analysis, portfolio management uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and
REITs. Its analysis also considers the companies' management structures, financial structures and business strategies. Lastly, portfolio management considers the effect of the real estate securities markets in general when making investment decisions.

SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.

ACTIVE TRADING. The fund may trade securities actively and this may lead to high portfolio turnover.

MAIN RISKS

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other governmental agency.

STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks.
These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.

CONCENTRATION RISK. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly.
Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.

REAL ESTATE SECURITIES RISK. The fund may invest without limitation in securities of companies engaged principally in the real estate industry, and will therefore be susceptible to adverse economic, business, regulatory or other occurrences affecting real estate companies. Real estate companies, including REITs, can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, decreases in real estate value, increases in property taxes and operating expenses, liabilities or losses due to environmental problems, delays in completion of construction, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, lack of credit, failure of borrowers to repay loans and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk.
Further, REITs are dependent upon management skills, may not be diversified and may have relatively small market capitalizations, which can increase volatility. REITs must satisfy certain requirements in order to qualify for favorable tax treatment under applicable tax laws, and a failure to qualify could adversely affect the value of the REIT. By investing in REITs through a fund, a shareholder will bear expenses of the REITs in addition to expenses of the fund.

NON-DIVERSIFICATION RISK. The fund is classified as non-diversified under the
Investment Company Act of 1940, as amended. This means that the fund may invest in

PROSPECTUS May 1, 2016                    Deutsche Real Estate Securities Fund

securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.

INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a
1% fall in value for every year of duration.)

SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.

OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

ACTIVE TRADING RISK. Active securities trading could raise transaction costs
(thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

PAST PERFORMANCE

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results.
All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the
Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]

  2006        2007        2008       2009       2010       2011      2012       2013       2014       2015
  37.73       -15.89      -39.34     29.98      28.66      8.99      17.04       -0.44     31.34      2.58

                    RETURNS    PERIOD ENDING

 BEST QUARTER      32.06%      September 30, 2009
 WORST QUARTER     -39.88%     December 31, 2008
 YEAR-TO-DATE       6.04%      March 31, 2016

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2015 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

PROSPECTUS May 1, 2016                    Deutsche Real Estate Securities Fund

                                   CLASS           1           5         10
                               INCEPTION        YEAR       YEARS      YEARS
                             -----------  ----------  ----------  ---------

CLASS A before tax            9/5/2002        -3.32       10.03       6.60
---------------------------  ---------       ------       -----       ----
  After tax on distribu-
  tions                                       -6.76        7.99       4.77
  After tax on distribu-
  tions and sale of fund
  shares                                      0.06         7.58       4.85
---------------------------  ---------       ------       -----       ----
CLASS C before tax            9/5/2002        1.87        10.56       6.50
---------------------------  ---------       ------       -----       ----
CLASS R before tax           10/1/2003        2.24        11.01       6.97
---------------------------  ---------       ------       -----       ----
INST CLASS before tax        12/1/1999        2.95        11.74       7.62
---------------------------  ---------       ------       -----       ----
CLASS S before tax            5/2/2005        2.87        11.60       7.48
---------------------------  ---------       ------       -----       ----
STANDARD & POOR'S 500
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                     1.38        12.57       7.31
---------------------------  ---------       ------       -----       ----
MSCI US REIT INDEX
(reflects no deduction for
fees, expenses or taxes)                      2.52        11.88       7.35
---------------------------  ---------       ------       -----       ----

                                   CLASS          1       SINCE
                               INCEPTION       YEAR   INCEPTION
                             -----------  ---------  ----------

CLASS R6 before tax          8/25/2014        3.03       9.01
---------------------------  ---------        ----       ----
STANDARD & POOR'S 500
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                     1.38       4.21
---------------------------  ---------        ----       ----
MSCI US REIT INDEX
(reflects no deduction for
fees, expenses or taxes)                      2.52       6.47
---------------------------  ---------        ----       ----

The Advisor believes the additional MSCI US REIT Index reasonably represents the fund's overall investment process.

MANAGEMENT

INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.

SUBADVISOR

RREEF America L.L.C.

PORTFOLIO MANAGER(S)

JOHN W. VOJTICEK, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2004.

JOSEPH D. FISHER, CFA, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.

DAVID W. ZONAVETCH, CPA, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.

PURCHASE AND SALE OF FUND SHARES

MINIMUM INITIAL INVESTMENT ($)

                                                              AUTOMATIC
                                             UGMAS/          INVESTMENT
                  NON-IRA            IRAS     UTMAS               PLANS
        -----------------  --------------  --------  ------------------

A C         1,000                 500       1,000             500
------      -----                 ---       -----             ---
R              None              N/A         N/A             N/A
--          -----                ----       -----            ----
R6             None              N/A         N/A             N/A
--          -----                ----       -----            ----
INST    1,000,000                N/A         N/A             N/A
--      ---------                ----       -----            ----
S           2,500               1,000       1,000           1,000
--      ---------               -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section
529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class, Class R and Class
R6 shares. The minimum additional investment in all other instances is $50.

TO PLACE ORDERS

MAIL           New Accounts             Deutsche Asset Management
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   Deutsche Asset Management
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            Deutsche Asset Management
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          Deutsche Asset Management
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                deutschefunds.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 7 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 7 p.m. ET

Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone. The fund is generally open on days when the New York
Stock Exchange is open for regular trading.

Class R and Class R6 shares are generally available only to certain retirement plans. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.

TAX INFORMATION

The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-
advantaged investment plans, however, may be taxable to you.

PROSPECTUS May 1, 2016                    Deutsche Real Estate Securities Fund

PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

No such payments are made with respect to Class R6 shares. To the extent the fund makes such payments with respect to another class of its shares, the expense is borne by the other share class.

PROSPECTUS May 1, 2016                    Deutsche Real Estate Securities Fund

Deutsche
Asset Management
                                                                       [DB Logo]

Deutsche Global Real Estate Securities Fund

INVESTMENT OBJECTIVE

The fund's investment objective is to seek total return through a combination of current income and long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 21) and Purchase and Redemption
of Shares in the fund's Statement of Additional Information (SAI) (p. II-16).

SHAREHOLDER FEES (paid directly from your investment)

                                                   A          C        INST          S
                                          ----------  ---------  ----------  ---------

Maximum sales charge (load) imposed on
purchases, as % of offering price              5.75     None        None       None
-----------------------------------------      ----     --          -          --
Maximum deferred sales charge (load), as
% of redemption proceeds                     None     1.00          None       None
-----------------------------------------    ------   ----          -          --
Redemption/exchange fee on shares owned
less than 15 days, as % of redemption
proceeds                                       2.00   2.00           2.00    2.00
-----------------------------------------    ------   ----          -----    ----
Account Maintenance Fee (annually, for
fund account balances below $10,000 and
subject to certain exceptions)              $   20    $20           None     $20
-----------------------------------------   -------   ----          -----    ----

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

                                                A          C        INST           S
                                        ---------  ---------  ----------  ----------

Management fee                              0.99       0.99       0.99        0.99
---------------------------------------     ----       ----       ----        ----
Distribution/service (12b-1) fees           0.25       1.00      None        None
---------------------------------------     ----       ----      -----       -----
Other expenses                              0.29       0.32       0.25        0.38
---------------------------------------     ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES        1.53       2.31       1.24        1.37
---------------------------------------     ----       ----      -----       -----
Fee waiver/expense reimbursement            0.20       0.20       0.20        0.20
---------------------------------------     ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES
AFTER FEE WAIVER/EXPENSE REIMBURSEMENT      1.33       2.11       1.04        1.17
---------------------------------------     ----       ----      -----       -----

The Advisor has contractually agreed through April 30, 2017 to waive 0.20% of the fund's management fee. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses
(including one year of a management fee waiver in each period for each class)
remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEARS           A         C      INST         S
-------  --------  --------  --------  --------

1        $ 703     $ 314     $ 106     $ 119
--       -----     -----     -----     -----
3        1,012       702       374       414
--       -----     -----     -----     -----
5        1,343     1,217       662       731
--       -----     -----     -----     -----
10       2,278     2,630     1,482     1,629
--       -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:

YEARS           A         C      INST         S
-------  --------  --------  --------  --------

1        $ 703     $ 214     $ 106     $ 119
--       -----     -----     -----     -----
3        1,012       702       374       414
--       -----     -----     -----     -----
5        1,343     1,217       662       731
--       -----     -----     -----     -----
10       2,278     2,630     1,482     1,629
--       -----     -----     -----     -----

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are

PROSPECTUS May 1, 2016             Deutsche Global Real Estate Securities Fund

investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2015: 142%.

PRINCIPAL INVESTMENT STRATEGY

MAIN INVESTMENTS. Under normal circumstances, the fund will invest at least 80%
of its net assets, plus the amount of any borrowings for investment purposes, in equity and debt securities issued by real estate companies, such as real estate investment trusts (REITs), REIT-like structures or real estate operating companies. A company will be considered a real estate company if, in the opinion of portfolio management, at least 50% of its revenues or at least 50%
of the market value of its assets at the time the security is purchased are attributable to the ownership, construction, financing, management or sale of real estate or such other activities that are primarily related to real estate.
The fund may invest without limitation in securities of companies engaged principally in the real estate industry.

The fund may also invest a portion of its assets in other types of securities.
These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry and other similar securities. The fund allocates its assets among various regions and countries, including potentially emerging market countries, and normally invests a significant amount of its assets in non-US issuers.

MANAGEMENT PROCESS. In choosing securities, portfolio management uses a combination of two analytical disciplines:

TOP-DOWN RESEARCH. Portfolio management analyzes market-wide investment conditions to arrive at the fund's weighting across regional markets (i.e., the portfolio weighting across investments in the Americas, Europe, Asia and
Australia), and, within these regions, its strategy across investment sectors, such as office, industrial, retail, hospitality and residential apartment real estate sectors.

BOTTOM-UP RESEARCH. Portfolio management analyzes characteristics and investment prospects of a particular security relative to others in its local market to actively manage the fund's exposure to individual securities within each region. Disciplined valuation analysis drives this decision-making process, guiding portfolio management to invest in securities they believe can provide superior returns over the long-term, and to sell those that they believe no longer represent the strongest prospects.

SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.

ACTIVE TRADING. The fund may trade securities actively and this may lead to high portfolio turnover.

MAIN RISKS

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other governmental agency.

STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks.
These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund's performance may be affected by the general performance of that region, capitalization or sector.

CONCENTRATION RISK. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly.
Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.

REAL ESTATE SECURITIES RISK. The fund may invest without limitation in securities of companies engaged principally in the real estate industry, and will therefore be susceptible to adverse economic, business, regulatory or other occurrences affecting real estate companies. Real estate companies, including REITs, can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, decreases in real estate value, increases in property taxes and operating expenses, liabilities or losses due to environmental problems, delays in completion of construction, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, lack of credit, failure of borrowers to repay loans and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk.
Further, REITs are dependent upon management skills, may not be diversified and may have relatively small market capitalizations, which can increase volatility. REITs must satisfy certain requirements in order to qualify for favorable tax treatment under applicable tax laws, and a failure to qualify could adversely affect the value of the REIT. By investing in REITs through a fund, a shareholder will bear expenses of the REITs in addition to expenses of the fund.

PROSPECTUS May 1, 2016             Deutsche Global Real Estate Securities Fund

FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors.
Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a
1% fall in value for every year of duration.)

EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.

CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.

COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

ACTIVE TRADING RISK. Active securities trading could raise transaction costs
(thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

PAST PERFORMANCE

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results.
All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the
Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

PROSPECTUS May 1, 2016             Deutsche Global Real Estate Securities Fund

CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]

  2007        2008       2009       2010       2011       2012       2013      2014       2015
  -7.84       -48.64     36.71      17.16       -7.85     28.68      2.92      15.57      0.17

                    RETURNS    PERIOD ENDING

 BEST QUARTER      35.70%      June 30, 2009
 WORST QUARTER     -32.67%     December 31, 2008
 YEAR-TO-DATE       5.18%      March 31, 2016

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2015 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

                                   CLASS           1          5       SINCE
                               INCEPTION        YEAR      YEARS   INCEPTION
                             -----------  ----------  ---------  ----------

CLASS A before tax            7/3/2006        -5.59       5.89       2.42
---------------------------   --------       ------       ----       ----
  After tax on distribu-
  tions                                       -7.16       4.31       0.79
  After tax on distribu-
  tions and sale of fund
  shares                                      -3.16       3.92       1.19
---------------------------  --------        ------       ----       ----
CLASS C before tax            7/3/2006        -0.58       6.31       2.21
---------------------------   --------       ------       ----       ----
INST CLASS before tax         7/3/2006        0.52        7.54       3.41
---------------------------   --------       ------       ----       ----
CLASS S before tax            7/3/2006        0.03        7.34       3.25
---------------------------   --------       ------       ----       ----
MSCI WORLD INDEX
(reflects no deduction for
fees, expenses or taxes)                      -0.87       7.59       4.60
---------------------------  --------        ------       ----       ----
FTSE EPRA/NAREIT
DEVELOPED INDEX
(reflects no deduction for
fees, expenses or taxes)                      0.05        7.96       4.99
---------------------------  --------        ------       ----       ----

The Advisor believes the additional FTSE EPRA/NAREIT Developed Index reasonably represents the fund's overall investment process.

MANAGEMENT

INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.

SUBADVISOR

RREEF America L.L.C.

SUB-SUBADVISORS

Deutsche Alternatives Asset Management (Global) Limited and Deutsche
Investments Australia Limited.

PORTFOLIO MANAGER(S)

DANIEL EKINS, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2006.

JOHN HAMMOND, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2006.

JOHN W. VOJTICEK, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2006.

JOSEPH D. FISHER, CFA, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.

DAVID W. ZONAVETCH, CPA, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.

CHRIS ROBINSON, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2012.

PURCHASE AND SALE OF FUND SHARES

MINIMUM INITIAL INVESTMENT ($)

                                                         AUTOMATIC
                                        UGMAS/          INVESTMENT
             NON-IRA            IRAS     UTMAS               PLANS
        ------------  --------------  --------  ------------------

A C         1,000            500       1,000             500
------      -----            ---       -----             ---
INST    1,000,000           N/A         N/A             N/A
------  ---------           ----       -----            ----
S           2,500          1,000       1,000           1,000
------  ---------          -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section
529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. The minimum additional investment in all other instances is $50.

TO PLACE ORDERS

MAIL           New Accounts             Deutsche Asset Management
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   Deutsche Asset Management
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            Deutsche Asset Management
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          Deutsche Asset Management
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                deutschefunds.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 7 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 7 p.m. ET

PROSPECTUS May 1, 2016             Deutsche Global Real Estate Securities Fund

Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone. The fund is generally open on days when the New York
Stock Exchange is open for regular trading.

Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.

TAX INFORMATION

The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-
advantaged investment plans, however, may be taxable to you.

PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

                                       10
PROSPECTUS May 1, 2016             Deutsche Global Real Estate Securities Fund

[GRAPHIC APPEARS HERE]

Fund Details

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

     Deutsche Real Estate Securities Fund

INVESTMENT OBJECTIVE

The fund's investment objective is long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGY

MAIN INVESTMENTS. Under normal circumstances, the fund will invest at least 80%
of its net assets, plus the amount of any borrowing for investment purposes
(calculated at the time of any investment), in equity securities of real estate investment trusts (REITs) and real estate companies. A company is considered to be a real estate company if, in the opinion of portfolio management, at least
50% of its revenues or 50% of the market value of its assets at the time of purchase are attributed to the ownership, construction, management or sale of real estate. The fund may invest without limitation in securities of companies engaged principally in the real estate industry.

The fund may also invest a portion of its assets in other types of securities.
These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry and other similar securities.

The fund's equity investments are mainly common stocks, but may also include other types of equities, such as preferred or convertible stocks.

The fund may invest in different types of REITs. So-called equity REITs buy real estate and pay investors from the rents they receive and from any profits on the sale of their properties. So-called mortgage REITs lend money to real estate companies and pay investors from the interest they receive on those loans. So-called hybrid REITs engage in both owning real estate and making loans. While portfolio management expects that the fund's assets will be invested primarily in equity REITs, in changing market conditions, the fund may invest more significantly in other types of REITs.

MANAGEMENT PROCESS. Portfolio management looks for real estate securities it believes have the potential for stock price appreciation and a record of paying dividends.

In attempting to find these issuers, portfolio management tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. For this analysis, portfolio management uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and
REITs. Its analysis also considers the companies' management structures, financial structures and business strategies. Lastly, portfolio management considers the effect of the real estate securities markets in general when making investment decisions.

The portfolio managers may choose to sell a security for a variety of reasons, but typically will sell if they believe that one or more of the following is true: the security is not fulfilling its investment purpose, it appears to have reached its optimum valuation, or a particular company's condition or general economic conditions have changed.

SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.

ACTIVE TRADING. The fund may trade securities actively and this may lead to high portfolio turnover.

OTHER INVESTMENT STRATEGIES

DERIVATIVES. The fund may also invest in non-leveraged stock index futures contracts. Stock index futures contracts, a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), can help the fund's assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and other derivatives, which prohibits leverage of the fund's assets by investing in a derivative instrument.

In addition to stock index futures contracts, the fund may use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

                                       11
PROSPECTUS May 1, 2016                                            Fund Details

MAIN RISKS

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other governmental agency.

STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks.
These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.

CONCENTRATION RISK. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly.
Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.

REAL ESTATE SECURITIES RISK. The fund may invest without limitation in securities of companies engaged principally in the real estate industry, and will therefore be susceptible to adverse economic, business, regulatory or other occurrences affecting real estate companies. Real estate companies, including REITs, can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, decreases in real estate value, increases in property taxes and operating expenses, liabilities or losses due to environmental problems, delays in completion of construction, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, lack of credit, failure of borrowers to repay loans and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk.
Further, REITs are dependent upon management skills, may not be diversified and may have relatively small market capitalizations, which can increase volatility. REITs must satisfy certain requirements in order to qualify for favorable tax treatment under applicable tax laws, and a failure to qualify could adversely affect the value of the REIT. By investing in REITs through a fund, a shareholder will bear expenses of the REITs in addition to expenses of the fund.

NON-DIVERSIFICATION RISK. The fund is classified as non-diversified under the
Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.

INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a
1% fall in value for every year of duration.)

SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.

                                       12
PROSPECTUS May 1, 2016                                            Fund Details

This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced). This may affect only certain securities or an overall securities market.

ACTIVE TRADING RISK. Active securities trading could raise transaction costs
(thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

DERIVATIVES RISK. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Cyber-attacks may include unauthorized attempts by third parties to improperly access, modify, disrupt the operations of, or prevent access to the systems of the fund's service providers or counterparties, issuers of securities held by the fund or other market participants or data within them. In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

Cyber-attacks, disruptions, or failures may adversely affect the fund and its shareholders or cause reputational damage and subject the fund to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted
(e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's NAV, and impede trading). In addition, cyber-attacks, disruptions, or failures involving a fund counterparty could affect such counterparty's ability to meet its obligations to the fund, which may result in losses to the fund and its shareholders. Similar types of operational and technology risks are also present for issuers of securities held by the fund, which could have material adverse consequences for such issuers, and may cause the fund's investments to lose value. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund, or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will address the possibility of and fallout from cyber-attacks, disruptions, or failures. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund, or other market participants.

     Deutsche Global Real Estate Securities Fund

INVESTMENT OBJECTIVE

The fund's investment objective is to seek total return through a combination of current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

MAIN INVESTMENTS. Under normal circumstances, the fund will invest at least 80%
of its net assets, plus the amount of any borrowings for investment purposes, in equity and debt securities issued by real estate companies, such as real estate investment trusts (REITs), REIT-like structures or real estate operating companies. A company will be considered a real estate company if, in the opinion of portfolio management, at least 50% of its revenues or at least

                                       13
PROSPECTUS May 1, 2016                                            Fund Details

50% of the market value of its assets at the time the security is purchased are attributable to the ownership, construction, financing, management or sale of real estate or such other activities that are primarily related to real estate.
The fund may invest without limitation in securities of companies engaged principally in the real estate industry.

The fund may also invest a portion of its assets in other types of securities.
These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry and other similar securities. The fund allocates its assets among various regions and countries, including potentially emerging market countries, and normally invests a significant amount of its assets in non-US issuers.

The fund's equity investments are mainly common stocks, but may also include other types of equities, such as preferred or convertible stocks. Currently, the fund does not intend to borrow for investment purposes.

MANAGEMENT PROCESS. In choosing securities, portfolio management uses a combination of two analytical disciplines:

TOP-DOWN RESEARCH. Portfolio management analyzes market-wide investment conditions to arrive at the fund's weighting across regional markets (i.e., the portfolio weighting across investments in the Americas, Europe, Asia and
Australia), and, within these regions, its strategy across investment sectors, such as office, industrial, retail, hospitality and residential apartment real estate sectors.

BOTTOM-UP RESEARCH. Portfolio management analyzes characteristics and investment prospects of a particular security relative to others in its local market to actively manage the fund's exposure to individual securities within each region. Disciplined valuation analysis drives this decision-making process, guiding portfolio management to invest in securities they believe can provide superior returns over the long-term, and to sell those that they believe no longer represent the strongest prospects.

The fund seeks to take advantage of the extensive expertise of its investment advisor's and its affiliates' dedicated, in-house direct real estate investment teams located in the United States, Europe, Asia and Australia.

Portfolio management's top-down research includes analysis of various factors, including real estate market dynamics (such as supply/demand conditions), the economic environment (such as interest rates, inflation and economic growth), expected capital flow dynamics and exchange rate conditions.

The fund's security selection strategy focuses on identifying securities that have the potential for price appreciation and pay attractive, reliable dividends. It is expected that the majority of the fund's returns will be generated by security-specific investment decisions, which are the responsibility of portfolio managers located in the respective geographical regions.

The Global Property Asset Allocation Committee of the investment advisor and its affiliates, which is comprised of the portfolio managers from each region and chaired by the lead portfolio manager for global real estate security investments, determines the allocation of the fund's investments across geographic regions.

SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.

ACTIVE TRADING. The fund may trade securities actively and this may lead to high portfolio turnover.

OTHER INVESTMENT STRATEGIES

DERIVATIVES. The fund may also invest in non-leveraged stock index futures contracts. Stock index futures contracts, a type of derivative, can help the fund's assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and other derivatives, which prohibits leverage of the fund's assets by investing in a derivative instrument.

In addition to stock index futures contracts, the fund may use various types of derivatives, including any derivatives related to its foreign investments (i)
for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

MAIN RISKS

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other governmental agency.

STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks.
These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund's performance may be affected by the general performance of that region, capitalization or sector.

CONCENTRATION RISK. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly.
Any market price movements, regulatory or technological changes,

                                       14
PROSPECTUS May 1, 2016                                            Fund Details

or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.

REAL ESTATE SECURITIES RISK. The fund may invest without limitation in securities of companies engaged principally in the real estate industry, and will therefore be susceptible to adverse economic, business, regulatory or other occurrences affecting real estate companies. Real estate companies, including REITs, can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, decreases in real estate value, increases in property taxes and operating expenses, liabilities or losses due to environmental problems, delays in completion of construction, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, lack of credit, failure of borrowers to repay loans and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk.
Further, REITs are dependent upon management skills, may not be diversified and may have relatively small market capitalizations, which can increase volatility. REITs must satisfy certain requirements in order to qualify for favorable tax treatment under applicable tax laws, and a failure to qualify could adversely affect the value of the REIT. By investing in REITs through a fund, a shareholder will bear expenses of the REITs in addition to expenses of the fund.

FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. The investments of the fund may also be subject to foreign withholding or other taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.

Foreign markets can have liquidity risks beyond those typical of US markets.
Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.

SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors.
Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a
1% fall in value for every year of duration.)

EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Emerging market countries typically have economic and political systems that are less developed, and can be expected to be less stable than developed markets. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.

LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.

This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced). This may affect only certain securities or an overall securities market.

CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely

                                       15
PROSPECTUS May 1, 2016                                            Fund Details

payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.

COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may prevent the fund from being able to realize full value and thus sell a security for its full valuation. This could cause a material decline in the fund's net asset value.

SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

ACTIVE TRADING RISK. Active securities trading could raise transaction costs
(thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

DERIVATIVES RISK. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Cyber-attacks may include unauthorized attempts by third parties to improperly access, modify, disrupt the operations of, or prevent access to the systems of the fund's service providers or counterparties, issuers of securities held by the fund or other market participants or data within them. In addition, power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations.

Cyber-attacks, disruptions, or failures may adversely affect the fund and its shareholders or cause reputational damage and subject the fund to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted
(e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's NAV, and impede trading). In addition, cyber-attacks, disruptions, or failures involving a fund counterparty could affect such counterparty's ability to meet its obligations to the fund, which may result in losses to the fund and its shareholders. Similar types of operational and technology risks are also present for issuers of securities held by the fund, which could have material adverse consequences for such issuers, and may cause the fund's investments to lose value. Furthermore, as a result of cyber-attacks, disruptions, or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments.

                                       16
PROSPECTUS May 1, 2016                                            Fund Details

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund, or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will address the possibility of and fallout from cyber-attacks, disruptions, or failures. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund, or other market participants.

OTHER POLICIES AND RISKS

While the previous pages describe the main points of each fund's strategy and risks, there are a few other matters to know about:

o  Although major changes tend to be infrequent, each fund's Board could change a fund's investment objective without seeking shareholder approval.
   However, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the 80% investment policy of Deutsche Real
   Estate Securities Fund, as described herein. For Deutsche Global Real
   Estate Securities Fund, the fund's 80% investment policy may be changed only by the affirmative vote of at least (i) 80% of the continuing trustees of the fund (as defined in the fund's Bylaws) and (ii) 80% of the votes entitled to be cast by the shareholders of the fund.

o  When, in the Advisor's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse or other market conditions, up to 100% of each fund's assets may be held in cash or invested in money market securities or other short-term investments.
   Short-term investments consist of (1) foreign and domestic obligations of sovereign governments and their agencies and instrumentalities, authorities and political subdivisions; (2) other short-term high quality (for Deutsche
   Real Estate Securities Fund) or investment-grade (for Deutsche Global Real
   Estate Securities Fund) rated debt securities or, if unrated, determined to be of comparable quality in the opinion of the Advisor; (3) commercial paper; (4) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (5) repurchase agreements.
   Short-term investments may also include shares of money market mutual funds. To the extent a fund invests in such instruments, the fund will not be pursuing its investment objective. However, portfolio management may choose to not use these strategies for various reasons, even in volatile market conditions.

o  Each fund may trade actively. This could raise transaction costs (thus lowering return) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

o  Certain Deutsche funds-of-funds are permitted to invest in each fund. As a result, a fund may have large inflows or outflows of cash from time to time. This could have adverse effects on a fund's performance if a fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a fund's transaction costs.

FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in each fund. If you want more information on each fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that a fund will achieve its investment objective.

A complete list of each fund's portfolio holdings as of the month-end is posted on deutschefunds.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on deutschefunds.com. The posted portfolio holdings information is available by fund and generally remains accessible at least until the date on which a fund files its Form N-CSR or N-Q with the Securities and Exchange
Commission for the period that includes the date as of which the posted information is current. In addition, each fund's top ten equity holdings and other fund information is posted on deutschefunds.com as of the calendar quarter-end on or after the 10th calendar day following quarter-end. Each fund's Statement of Additional Information includes a description of a fund's policies and procedures with respect to the disclosure of a fund's portfolio holdings.

WHO MANAGES AND OVERSEES THE FUNDS

THE INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), with headquarters at 345 Park Avenue, New York, NY 10154, is the investment advisor for each fund. Under the oversight of the Board, the Advisor, a subadvisor or a sub-subadvisor under its supervision, makes investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

                                       17
PROSPECTUS May 1, 2016                                            Fund Details

The Advisor and its predecessors have more than 80 years of experience managing mutual funds and provide a full range of global investment advisory services to institutional and retail clients.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM
Distributors, Inc. ("DDI" or the "Distributor", effective May 9, 2016, DDI is changing its name to Deutsche AM Distributors, Inc.) Deutsche Asset Management
is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

The Advisor may utilize the resources of its global investment platform to provide investment management services through branch offices or affiliates located outside the US. In some cases, the Advisor may also utilize its branch offices or affiliates located in the US or outside the US to perform certain services, such as trade execution, trade matching and settlement, or various administrative, back-office or other services. To the extent services are performed outside the US, such activity may be subject to both US and foreign regulation. It is possible that the jurisdiction in which the Advisor or its affiliate performs such services may impose restrictions or limitations on portfolio transactions that are different from, and in addition to, those that apply in the US.

MANAGEMENT FEE. The Advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets.

FUND NAME                             FEE PAID
-----------------------------  ---------------

Deutsche Real Estate Securi-
ties Fund                            0.39%
-----------------------------        ----
Deutsche Global Real Estate
Securities Fund                      0.79%(*)
-----------------------------        ----

*     Reflects the effects of expense limitations and/or fee waivers then in effect.

The following waivers are currently in effect:

For Deutsche Real Estate Securities Fund, the Advisor has contractually agreed through September 30, 2016 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses
(excluding extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 1.36%, 2.11%, 1.61%, 1.11%, 1.11% and 1.11% for Class A,
Class C, Class R, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

For Deutsche Global Real Estate Securities Fund, the Advisor has contractually agreed through April 30, 2017 to waive 0.20% of the fund's management fee; in addition, through September 30, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than
1.40%, 2.15%, 1.15% and 1.25% for Class A, Class C, Institutional Class and
Class S, respectively. These agreements may only be terminated with the consent of the fund's Board.

A discussion regarding the basis for the Board's approval of each fund's investment management agreement and, as applicable, subadvisory agreement, and sub-subadvisory agreements is contained in the most recent shareholder report for the annual period ended December 31 or the semi-annual period ended June 30
(see "Shareholder reports" on the back cover).

Under a separate administrative services agreement between each fund and the
Advisor, each fund pays the Advisor a fee of 0.10% of the fund's average daily net assets for providing most of each fund's administrative services. The administrative services fee discussed above is included in the fees and expenses table under "Other expenses."

MULTI-MANAGER STRUCTURE. The Advisor, subject to the approval of the Board, has ultimate responsibility to oversee any subadvisor to a fund and to recommend the hiring, termination and replacement of subadvisors. Each fund and the
Advisor have received an order from the SEC that permits the Advisor to appoint or replace certain subadvisors, to manage all or a portion of a fund's assets and enter into, amend or terminate a subadvisory agreement with certain subadvisors, in each case subject to the approval of a fund's Board but without obtaining shareholder approval ("multi-manager structure"). The multi-
MULTI-MANAGER STRUCTURE. The Advisor, subject to the approval of the Board, has ultimate responsibility to oversee any subadvisor to a fund and to recommend the hiring, termination and replacement of subadvisors. Each fund and the
Advisor have received an order from the SEC that permits the Advisor to appoint or replace certain subadvisors, to manage all or a portion of a fund's assets and enter into, amend or terminate a subadvisory agreement with certain subadvisors, in each case subject to the approval of a fund's Board but without obtaining shareholder approval ("multi-manager structure"). The multi-manager structure applies to subadvisors that are not affiliated with the fund or the
Advisor ("nonaffiliated subadvisors"), as well as subadvisors that are indirect or direct, wholly owned subsidiaries of the Advisor or Deutsche Bank AG
("wholly owned subadvisors"). Pursuant to the SEC order, the Advisor, with the approval of a fund's Board, has the discretion to terminate any subadvisor and allocate and reallocate a fund's assets among any other nonaffiliated subadvisors or wholly owned subadvisors (including terminating a nonaffiliated subadvisor and replacing it with a wholly owned subadvisor). Each fund and the
Advisor are subject to the conditions imposed by the SEC order, including the condition that within 90 days of hiring a new subadvisor pursuant to the multi-manager structure, each fund will provide shareholders with an information statement containing information about the new subadvisor. The shareholders of Deutsche Real Estate Securities Fund have approved the multi-manager structure described herein.

                                       18
PROSPECTUS May 1, 2016                                            Fund Details

Deutsche Global Real Estate Securities Fund cannot rely on the SEC order until shareholders have approved the multi-manager structure described herein.

SUBADVISOR FOR DEUTSCHE REAL ESTATE SECURITIES FUND AND DEUTSCHE GLOBAL REAL
ESTATE SECURITIES FUND

RREEF America L.L.C. ("RREEF"), an indirect, wholly owned subsidiary of
Deutsche Bank AG, is the subadvisor for Deutsche Real Estate Securities Fund and Deutsche Global Real Estate Securities Fund. RREEF, a registered investment advisor, is located at 222 South Riverside, Chicago, Illinois 60606. DIMA pays a fee to RREEF pursuant to an investment subadvisory agreement between DIMA and
RREEF.

RREEF makes the investment decisions, buys and sells securities for Deutsche
Real Estate Securities Fund and Deutsche Global Real Estate Securities Fund and
conducts research that leads to these purchase and sale decisions.

RREEF has provided real estate investment management services to institutional investors since 1975 across a diversified portfolio of industrial properties, office buildings, residential apartments and shopping centers. RREEF has also been an investment advisor of real estate securities since 1993.

THE SUB-SUBADVISORS FOR DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND

Pursuant to investment subadvisory agreements between RREEF and each of
Deutsche Alternative Asset Management (Global) Limited and Deutsche Investments
Australia Limited (the "sub-subadvisors"), these entities act as sub-subadvisors to the fund. The sub-subadvisors, which are indirect, wholly owned subsidiaries of Deutsche Bank AG, act under the supervision of the Board,
DIMA and RREEF. RREEF allocates and reallocates, as it deems appropriate, a portion of the fund's assets among the sub-subadvisors in specific foreign markets. RREEF pays a fee to each sub-subadvisor pursuant to the investment subadvisory agreement between RREEF and each sub-subadvisor.

Deutsche Alternative Asset Management (Global) Limited, Winchester House, 1
Great Winchester Street, London, United Kingdom, EC2N 2DB, will evaluate stock selections for the European portion of the fund's assets. Deutsche Investments
Australia Limited, Level 16, Deutsche Bank Place, Cnr Hunter & Phillip Streets,
Sydney, Australia, NSW, 2000, will evaluate stock selections for the Asian and
Australian portions of the fund's assets.

MANAGEMENT

DEUTSCHE REAL ESTATE SECURITIES FUND

JOHN W. VOJTICEK, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2004.

o  Joined Deutsche Asset Management in 2004; previously worked as Principal at
   KG Redding and Associates, March 2004-September 2004; and previously
     Managing Director of Deutsche Asset Management from 1996-March 2004.

o  Co-Head and Chief Investment Officer of Liquid Real Assets for Deutsche
   Asset Management.

o  BS, University of Southern California.

JOSEPH D. FISHER, CFA, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.

o  Joined Deutsche Asset Management in 2004; previously served in the Real
   Estate Equity Investment Management Group at Principal Real Estate
   Investors.

o  Co-Head of Real Estate Securities for the Americas and Co-Lead Portfolio
   Manager: Chicago.

o  Investment industry experience began in 2003.

o  BBA, The University of Iowa; MBA, Kellogg School of Management, Northwestern
   University.

DAVID W. ZONAVETCH, CPA, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.

o  Joined Deutsche Asset Management in 1998; previously worked as Senior
   Accountant in Corporate Finance; and as an Analyst at Cendant Mobility.

o  Co-Head of Real Estate Securities, Americas and Co-Lead Portfolio Manager:
   Chicago.

o  Investment industry experience began in 1996.

o  BS, University of Illinois at Urbana-Champaign.

DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND

DANIEL EKINS, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2006.

o  Joined Deutsche Asset Management in 1997.

o  Co-Head of Real Estate Securities, Asia Pacific and Co-Lead Portfolio
   Manager: Sydney.

o  Investment industry experience began in 1984.

o  BS, University of South Australia.

JOHN HAMMOND, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2006.

o  Joined Deutsche Asset Management in 2004; previously was Director at
   Schroder Property Investment Management and Director at Henderson Global
   Investors.

o  Head of Real Estate Securities for Europe and Lead Portfolio Manager:
   London.

o  Investment industry experience began in 1990.

o  BSc, University of Reading, UK.

JOHN W. VOJTICEK, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2006.

o  Joined Deutsche Asset Management in 2004; previously worked as Principal at
   KG Redding and Associates, March 2004-September 2004; and previously
     Managing Director of Deutsche Asset Management from 1996-March 2004.

o  Co-Head and Chief Investment Officer of Liquid Real Assets for Deutsche
   Asset Management.

o  BS, University of Southern California.

                                       19
PROSPECTUS May 1, 2016                                            Fund Details

JOSEPH D. FISHER, CFA, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.

o  Joined Deutsche Asset Management in 2004; previously served in the Real
   Estate Equity Investment Management Group at Principal Real Estate
   Investors.

o  Co-Head of Real Estate Securities for the Americas and Co-Lead Portfolio
   Manager: Chicago.

o  Investment industry experience began in 2003.

o  BBA, The University of Iowa; MBA, Kellogg School of Management, Northwestern
   University.

DAVID W. ZONAVETCH, CPA, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.

o  Joined Deutsche Asset Management in 1998; previously worked as Senior
   Accountant in Corporate Finance; and as an Analyst at Cendant Mobility.

o  Co-Head of Real Estate Securities, Americas and Co-Lead Portfolio Manager:
   Chicago.

o  Investment industry experience began in 1996.

o  BS, University of Illinois at Urbana-Champaign.

CHRIS ROBINSON, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2012.

o  Joined Deutsche Asset Management in 2003; previously served as a real estate equities research analyst at ING Investment Management.

o  Co-Head of Real Estate Securities, Asia Pacific and Co-Lead Portfolio
   Manager: Sydney.

o  Investment industry experience began in 1996.

o  BS, The Australian Catholic University; Graduate Diploma, The Securities
   Institute of Australia.

Each fund's Statement of Additional Information provides additional information about a portfolio manager's investments in each fund, a description of the portfolio management compensation structure and information regarding other accounts managed.

                                       20
PROSPECTUS May 1, 2016                                            Fund Details

[GRAPHIC APPEARS HERE]

Investing in the Funds

This prospectus offers the share classes noted on the front cover. All classes of the fund have the same investment objective and investments, but each class has its own fees and expenses, offering you a choice of cost structures:

o  CLASS A SHARES AND CLASS C SHARES are intended for investors seeking the advice and assistance of a financial advisor, who will typically receive compensation for those services.

o  INSTITUTIONAL CLASS SHARES, CLASS R SHARES, CLASS R6 SHARES AND CLASS S
   SHARES are only available to particular investors or through certain programs, as described below.

Your financial advisor may also charge you additional fees, commissions or other charges.

The following pages tell you how to invest in a fund and what to expect as a shareholder. The following pages also tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account.

If you're investing directly with Deutsche Asset Management, all of this information applies to you. If you're investing through a "third party provider" - for example, a workplace retirement plan, financial supermarket or financial advisor - your provider may have its own policies or instructions and you should follow those.

You can find out more about the topics covered here by speaking with your financial advisor or a representative of your workplace retirement plan or other investment provider. For an analysis of the fees associated with an investment in a fund or similar funds, please refer to
apps.finra.org/fundanalyzer/1/fa.aspx (this Web site does not form a part of this prospectus).

CHOOSING A SHARE CLASS

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you.

We describe each share class in detail on the following pages. But first, you may want to look at the following table, which gives you a brief description and comparison of the main features of each class. You should consult with your financial advisor to determine which class of shares is appropriate for you.

CLASSES AND FEATURES                           POINTS TO HELP YOU COMPARE

 CLASS A
 o    Sales charge of up to 5.75%               o Some investors may be able to
      charged when you buy shares                 reduce or eliminate their sales
                                                  charge; see "Class A Shares"
 o    In most cases, no charge
      when you sell shares                      o Total annual expenses are
                                                  lower than those for Class C
 o    Up to 0.25% annual share-
      holder servicing fee                      o Distributions are generally
                                                  higher than Class C
 CLASS C
 o    No sales charge when you                  o Unlike Class A, Class C does
      buy shares                                  not have a sales charge when
                                                  buying shares, but has higher
 o    Deferred sales charge of                    annual expenses than those for
      1.00%, charged when you sell                Class A and a one year deferred
      shares you bought within the                sales charge
      last year
                                                o Distributions are generally
 o    0.75% annual distribution fee               lower than Class A
      and up to 0.25% annual share-
      holder servicing fee                      o Maximum investment applies

 CLASS R
 o    No sales charge when you                  o Only available to participants in
      buy shares                                  certain retirement plans

 o    0.25% annual distribution fee             o Distributions are generally
      and up to 0.25% annual share-               higher than Class C but lower
      holder servicing fee                        than Class A, Class S or Institu-
                                                  tional Class

 CLASS R6
 o    No sales charge when you buy               o Only available to participants in
      shares and no deferred sales                 certain retirement plans
      charge when you sell shares

 INSTITUTIONAL CLASS
 o    No sales charge when you buy               o Only available to certain institu-
      shares and no deferred sales                 tional investors; typically
      charge when you sell shares                  $1,000,000 minimum initial
                                                   investment

                                                o Distributions are generally
                                                  higher than Class A, C and R,
                                                  and may be higher than Class
                                                  S, depending on relative
                                                  expenses
 CLASS S
 o    No sales charge when you buy              o Limited availability, see "Eligi-
      shares and no deferred sales                bility Requirements" under
      charge when you sell shares                 "Class S Shares"

The sales charge on purchases of Class A shares and the CDSC on redemptions of
Class A and Class C shares are paid to the fund's distributor, DDI.

CLASS A SHARES

Class A shares may make sense for long-term investors, especially those who are eligible for a reduced or eliminated sales charge.

                                       21
PROSPECTUS May 1, 2016                                  Investing in the Funds

Class A shares have a 12b-1 plan, under which a shareholder servicing fee of up to 0.25% is deducted from class assets each year. Because the shareholder servicing fee is continuous in nature, it may, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A shares have an up-front sales charge that varies with the amount you invest:

                               FRONT-END SALES       FRONT-END SALES
                                   CHARGE AS %   CHARGE AS % OF YOUR
YOUR INVESTMENT         OF OFFERING PRICE(1,2)     NET INVESTMENT(2)
--------------------  ------------------------  --------------------

Under $50,000         5.75%                     6.10%
--------------------  -----                     -----
$  50,000-$99,999     4.50                      4.71
-----------------     -----                     -----
$100,000-$249,999     3.50                      3.63
-----------------     -----                     -----
$250,000-$499,999     2.60                      2.67
-----------------     -----                     -----
$500,000-$999,999     2.00                      2.04
-----------------     -----                     -----
$1 million or more                 see below              see below
--------------------  ------------------------  --------------------

(1)   The "offering price", the price you pay to buy shares, includes the sales charge which will be deducted directly from your investment.
(2)   Because of rounding in the calculation of the offering price, the actual front-end sales charge paid by an investor may be higher or lower than the percentages noted.

YOU MAY BE ABLE TO LOWER YOUR CLASS A SALES CHARGE IF:

o  you indicate your intent in writing to invest at least $50,000 in any share class of any retail Deutsche fund (excluding direct purchase of Deutsche money market funds) over the next 24 months (Letter of Intent);

o  your holdings in all share classes of any retail Deutsche fund (excluding shares in Deutsche money market funds for which a sales charge has not previously been paid) you already own plus the amount you're investing now in Class A shares is at least $50,000 (Cumulative Discount); or

o  you are investing a total of $50,000 or more in any share class of two or more retail Deutsche funds (excluding direct purchases of Deutsche money market funds) on the same day (Combined Purchases).

The point of these three features is to let you count investments made at other times or in certain other funds for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category, it's generally beneficial for you to do so.

For purposes of determining whether you are eligible for a reduced Class A sales charge, you and your immediate family (i.e., your spouse or life partner and your children or stepchildren age 21 or younger) may aggregate your investments in the Deutsche funds. This includes, for example, investments held in a retirement account, an employee benefit plan or with a financial advisor other than the one handling your current purchase. These combined investments will be valued at their current offering price to determine whether your current investment qualifies for a reduced sales charge.

To receive a reduction in your Class A initial sales charge, you must let your financial advisor or Shareholder Services know at the time you purchase shares that you qualify for such a reduction. You may be asked by your financial advisor or Shareholder Services to provide account statements or other information regarding related accounts of you or your immediate family in order to verify your eligibility for a reduced sales charge.

For more information about sales charge discounts, please visit
deutschefunds.com (click on the link entitled "Fund Sales and Breakpoint
Schedule"), consult with your financial advisor or refer to the section entitled "Purchase and Redemption of Shares" in each fund's Statement of
Additional Information.

IN CERTAIN CIRCUMSTANCES, YOU MAY BE ABLE TO BUY CLASS A SHARES WITHOUT A SALES
CHARGE. For example, the sales charge will be waived if you are reinvesting dividends or distributions or if you are exchanging an investment in Class A shares of another fund in the Deutsche funds for an investment in Class A shares. In addition, a sales charge waiver may apply to transactions by certain retirement plans and certain other entities or persons (e.g., affiliated persons of Deutsche Asset Management or the Deutsche funds) and with respect to certain types of investment programs (e.g., an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services or a no-load network, platform or self-directed brokerage account offered by a financial services firm that has entered into an agreement with DDI that may or may not charge you a transaction fee).

Details regarding the types of investment programs and categories of investors eligible for a sales charge waiver are provided in each fund's Statement of
Additional Information. You may want to request a copy of the Statement of
Additional Information (the back cover tells you how to do this).

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charge for investors in other situations as well. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.

IF YOU'RE INVESTING $1 MILLION OR MORE, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy
Class A shares without a sales charge (Large Order NAV Purchase Privilege).
However, you may be charged a contingent deferred sales charge (CDSC) on any shares you sell.

FOR EACH FUND, investments of $1 million or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a CDSC of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within the following six months.

                                       22
PROSPECTUS May 1, 2016                                  Investing in the Funds

This CDSC is waived under certain circumstances (see "Policies About
Transactions"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.

CLASS C SHARES

Class C shares may appeal to investors who aren't certain of their investment time horizon.

With Class C shares, you pay no up-front sales charge to a fund. Class C shares have a 12b-1 plan, under which a distribution fee of 0.75% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year. Because of the distribution fee, the annual expenses for Class C shares are higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares).

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

YEAR AFTER YOU BOUGHT SHARES    CDSC ON SHARES YOU SELL
-----------------------------  ------------------------

First year                     1.00%
------------------------------ ----
Second year and later                             None
------------------------------                    ----

This CDSC is waived under certain circumstances (see "Policies About
Transactions"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class C shares do not have an up-front sales charge, their higher annual expenses mean that, over the years, you could end up paying more than the equivalent of the maximum allowable up-front sales charge.

Orders to purchase Class C shares in excess of $500,000 will be declined with the exception of orders received from financial representatives acting for clients whose shares are held in an omnibus account and certain employer-
sponsored employee benefit plans.

CLASS R SHARES

Class R shares have no initial sales charge or deferred sales charge. Class R shares have a 12b-1 plan, under which a distribution fee of 0.25% and a shareholder servicing fee of up to 0.25% are deducted from class assets each year. Because distribution fees are continuous in nature, these fees may, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

ELIGIBILITY REQUIREMENTS. You may buy Class R shares if you are a participant in certain retirement plan platforms that offer Class R shares of the fund through a plan level or omnibus account, including:

o  Section 401(a) and 457 plans

o  Certain section 403(b)(7) plans

o  401(k), profit sharing, money purchase pension and defined benefit plans

o  Non-qualified deferred compensation plans

o  Individual Retirement Accounts (IRAs)

CLASS R6 SHARES

Class R6 shares have no initial sales charge, deferred sales charge or 12b-1 fees.

ELIGIBILITY REQUIREMENTS. You may buy Class R6 shares if you are a participant in certain retirement plan platforms that offer Class R6 shares of the fund through a plan level or omnibus account, including:

o  Section 401(a) and 457 plans

o  Certain section 403(b)(7) plans

o  401(k), profit sharing, money purchase pension and defined benefit plans

o  Non-qualified deferred compensation plans

Class R6 shares generally are not available to retail non-retirement accounts, traditional individual retirement accounts (IRAs), Roth IRAs, Coverdell education savings accounts, SEPs, SARSEPs, SIMPLE IRAs, or individual 403(b)
plans.

INSTITUTIONAL CLASS SHARES

Institutional Class shares have no initial sales charge, deferred sales charge or 12b-1 fees.

You may buy Institutional Class shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent ("financial advisor"). Contact them for details on how to place and pay for your order.

ELIGIBILITY REQUIREMENTS. You may buy Institutional Class shares if you are any of the following (subject to the applicable investment minimum):

o  An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution).

o  An employee benefit plan.

o  A plan administered as a college savings plan under Section 529 of the
   Internal Revenue Code.

o  A registered investment advisor or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

o  A client of the private banking division of Deutsche Bank AG.

o  A current or former director or trustee of the Deutsche mutual funds.

o  An employee, the employee's spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank or its affiliates or a subadvisor to any fund in the Deutsche funds or a broker-dealer authorized to sell shares in the funds.

INVESTMENT MINIMUM

The minimum initial investment is waived for:

o  Investment advisory affiliates of Deutsche Bank Securities, Inc. or Deutsche funds purchasing shares for the accounts of their investment advisory clients.

o  Employee benefit plans with assets of at least $50 million.

                                       23
PROSPECTUS May 1, 2016                                  Investing in the Funds

o  Clients of the private banking division of Deutsche Bank AG.

o  Institutional clients and qualified purchasers that are clients of a division of Deutsche Bank AG.

o  A current or former director or trustee of the Deutsche funds.

o  An employee, the employee's spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank or its affiliates or a subadvisor to any fund in the Deutsche funds or a broker-dealer authorized to sell shares of the funds.

o  Registered investment advisors who trade through platforms approved by the
   Advisor and whose client assets in the aggregate meet or, in the Advisor's judgment, will meet within a reasonable period of time, the $1,000,000 minimum investment.

o  Employee benefit plan platforms approved by the Advisor that invest in a fund through an omnibus account that meets or, in the Advisor's judgment, will meet within a reasonable period of time, the $1,000,000 minimum investment.

o  Shareholders with existing accounts prior to August 13, 2004 who met the previous minimum investment eligibility requirement.

Each fund reserves the right to modify the above eligibility requirements and investment minimum requirements at any time. In addition, each fund, in its discretion, may waive the minimum initial investment for specific employee benefit plans (or family of plans) whose aggregate investment in Institutional
Class shares of a fund equals or exceeds the minimum initial investment amount but where a particular plan or program may not on its own meet such minimum amount.

CLASS S SHARES

Class S shares have no initial sales charge, deferred sales charge or 12b-1 fees.

Class S shares are principally available to new investors through fee-based programs of investment dealers that have special agreements with each fund's distributor, through certain group retirement plans and through certain registered investment advisors. These dealers and advisors typically charge ongoing fees for services they provide.

ELIGIBILITY REQUIREMENTS. Class S shares of a fund are offered at net asset value without a sales charge to certain eligible investors as described below.
The following investors may purchase Class S shares of Deutsche funds either
(i) directly from DDI, each fund's principal underwriter; or (ii) through an intermediary relationship with a financial services firm established with respect to the Deutsche funds as of December 31, 2004:

o  Existing shareholders of Class S shares of any Deutsche fund and household members residing at the same address may purchase Class S shares of such fund and may open new individual accounts for Class S shares of any
   Deutsche fund. (This provision applies to persons who in the future become
   Class S shareholders under one of the eligibility provisions in this paragraph but is not applicable to investors or participants holding Class
   S shares through the fee based, retirement or other programs or plans referred to in the next paragraph unless otherwise provided below.)

o  A person who certifies that they are a participant in a "Deutsche AM retirement plan" may purchase Class S shares apart from the participant's plan. For this purpose, a Deutsche AM retirement plan is defined as (i) an employer sponsored employee benefit plan made available through ADP, Inc.
   and/or its affiliates under an alliance between ADP, Inc. and Deutsche
   Asset Management or its affiliates; or (ii) a 403(b) plan for which
   ExpertPlan, Inc., a subsidiary of Ascensus, Inc., provides recordkeeping services and DeAWM Trust Company (effective May 9, 2016, DeAWM Trust
   Company is changing its name to Deutsche AM Trust Company) acts as the custodian.

o  A person who certifies that they are a participant who owns Class S shares of any Deutsche fund through a retirement, employee stock, bonus, pension or profit sharing plan may purchase Class S shares apart from the participant's plan.

o  Any participant in any employer sponsored retirement, employee stock, bonus, pension or profit sharing plan may purchase Class S shares in connection with a rollover of a distribution from a plan to a Deutsche AM IRA made through a rollover facilitator having a relationship with Deutsche Asset
   Management.

o  Any person that has an existing account with Deutsche Bank Wealth Management
   ("Deutsche Bank WM") but who no longer meets the eligibility requirements to maintain an account with Deutsche Bank WM may open a new account in
   Class S shares of any Deutsche fund.

o  Class S shares are available to accounts managed by the Advisor, any advisory products offered by the Advisor or DDI and to funds-of-funds managed by the Advisor or its affiliates.

o  A person who certifies that they are a former employee of the Advisor or one of its affiliates may purchase Class S shares in connection with a rollover of a distribution from a Deutsche Bank employee benefit plan to a Deutsche
   AM IRA.

   o  Fund Board Members and their family members and full-time employees of the Advisor and its affiliates and their family members may purchase Class
   S shares.

The following additional investors may purchase Class S shares of Deutsche funds in connection with certain programs or plans.

                                       24
PROSPECTUS May 1, 2016                                  Investing in the Funds

o  Broker-dealers, banks and registered investment advisors ("RIAs") in connection with a comprehensive or "wrap" fee program or other fee based program.

o  Any group retirement, employee stock, bonus, pension or profit-sharing plans.

o  Plans administered as college savings plans under Section 529 of the
   Internal Revenue Code.

o  Persons who purchase shares through a Health Savings Account or a Voluntary
   Employees' Benefit Association ("VEBA") Trust.

DDI may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase Class S shares.

BUYING, EXCHANGING AND SELLING SHARES

The following information applies to Class A, Class C, Institutional Class and
Class S shares.

For Class R6 shares, please see "How to Buy, Sell and Exchange Class R6 Shares"
or consult your retirement plan administrator.

TO CONTACT DEUTSCHE ASSET MANAGEMENT

BY PHONE

(800) 728-3337

BY MAIL

TYPE               ADDRESS
-----------------  ---------------------------

EXPEDITED MAIL
  All Requests     Deutsche Asset Management
-----------------
                   210 West 10th Street
                   Kansas City, MO 64105-1614
                   ---------------------------
REGULAR MAIL
  New Accounts     Deutsche Asset Management
                   P.O. Box 219356
                   Kansas City, MO 64121-9356
  Additional       Deutsche Asset Management
  Investments      P.O. Box 219154
                   Kansas City, MO 64121-9154
  Exchanges and    Deutsche Asset Management
  Redemptions      P.O. Box 219557
                   Kansas City, MO 64121-9557

HOW TO BUY SHARES

Please note that your account cannot be opened until we receive a completed account application.

MINIMUM INITIAL INVESTMENT ($)

                                                         AUTOMATIC
                                        UGMAS/          INVESTMENT
             NON-IRA            IRAS     UTMAS               PLANS
        ------------  --------------  --------  ------------------

A C         1,000            500       1,000             500
------      -----            ---       -----             ---
INST    1,000,000           N/A         N/A             N/A
------  ---------           ----       -----            ----
S           2,500          1,000       1,000           1,000
------  ---------          -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section
529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. The minimum additional investment in all other instances is $50.

THROUGH A FINANCIAL ADVISOR

Contact your financial advisor to obtain a new account application or for instructions about how to set up a new account. Your financial advisor can also assist with making additional investments into an existing account.

BY MAIL OR EXPEDITED MAIL

To establish an account, simply complete the appropriate application and mail it to the address provided on the form. With your application, include your check made payable to "Deutsche Asset Management" for the required initial minimum investment for the share class you have selected.

Once your account is established, to make additional investments, send a check made payable to "Deutsche Asset Management" and an investment slip to the appropriate address. If you do not have an investment slip, include a letter with your name, account number, the full fund name and share class, and your investment instructions. If your check fails to clear, the fund has the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred.

BY AUTOMATIC INVESTMENT PLAN (NOT AVAILABLE FOR INSTITUTIONAL CLASS)

If you wish to take advantage of the lower initial investment minimums by establishing an Automatic Investment Plan, make sure to complete that section on the new account application and attach a voided check for the bank account from which the funds will be drawn. Subsequent investments are made automatically from the shareholder's account at a bank, savings and loan or credit union into the shareholder's fund account. The maximum Automatic
Investment Plan investment is $250,000. Termination by a shareholder will become effective within thirty days after Deutsche Asset Management has received the request. Each fund may immediately terminate a shareholder's
Automatic Investment Plan in the event that any item is unpaid by the shareholder's financial institution.

OTHER WAYS TO BUY SHARES

The following privileges must be established on your account before an investment request is made. This can either be done by completing the applicable section(s) on the new account application or by contacting a customer service representative for instructions and any required paperwork.

BY PHONE USING QUICKBUY (FOR ADDITIONAL INVESTMENTS ONLY). Call Deutsche Asset
Management and use our automated system to place your QuickBuy purchase using the

                                       25
PROSPECTUS May 1, 2016                                  Investing in the Funds

Automated Clearing House system (ACH) or choose to be transferred to a customer service representative to complete your request. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum.

ON THE INTERNET (FOR ADDITIONAL INVESTMENTS ONLY). Register at
deutschefunds.com to set up on-line access to your account(s), or log in to the
Web site if you have previously registered. Follow the instructions on the Web site to request a purchase with money from the bank account you have established on your Deutsche fund account(s).

BY WIRE (FOR ADDITIONAL INSTITUTIONAL CLASS INVESTMENTS ONLY). You may buy
shares by wire only if your account is authorized to do so. Please note that you or your financial advisor must call us in advance of a wire transfer purchase. After you inform us of the amount of your purchase, you will receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m.
Eastern time the next business day following your purchase. If your wire is not received by 4:00 p.m. Eastern time on the next business day after the fund receives your request to purchase shares, your transaction will be canceled at your expense and risk.

WIRE DETAILS

Bank name        State Street Bank Boston
---------------  --------------------------------
Routing Number   011000028
---------------- ---------
Attention        Deutsche Asset Management
---------------- --------------------------------
DDA Number       9903-5552
---------------- ---------
FBO              (Account name) (Account number)
---------------- --------------------------------
Credit           (Fund name, Fund number and, if
----------------
                 applicable, class name)
                 --------------------------------

Refer to your account statement for the account name and number. Wire transfers normally take two or more hours to complete. Wire transfers may be restricted on holidays and at certain other times.

HOW TO EXCHANGE SHARES

REQUIREMENTS AND LIMITS

CLASS   EXCHANGING INTO ANOTHER FUND ($)
------- -----------------------------------------------

A C     1,000 minimum into new non-IRA accounts per
-------
        fund
        500 minimum into new IRA accounts per fund
        50 minimum into all existing accounts per fund
        -----------------------------------------------
INST    1,000,000 minimum into new accounts per fund
------- -----------------------------------------------
S       2,500 minimum into new non-IRA accounts per
-------
        fund
        1,000 minimum into new IRA and UTMA/UGMA
        accounts per fund
        50 minimum into all existing accounts per fund
        -----------------------------------------------

Exchanges between funds are allowed between like share classes only.

In addition to what is detailed below, your financial advisor can assist you with exchanging shares. Please contact your financial advisor using the method that is most convenient for you.

BY PHONE

Call Deutsche Asset Management and use our automated system to place your exchange or choose to be transferred to a customer service representative to complete your request. For accounts with $5,000 or more, you may also establish a Systematic Exchange Plan of a minimum of $50 to another Deutsche fund on a regular basis. A representative can assist you with establishing this privilege.

ON THE INTERNET

Register at deutschefunds.com to set up on-line access to your account(s), or log in to the Web site if you have previously registered. Follow the instructions on the Web site to request an exchange to another Deutsche fund.

BY MAIL OR EXPEDITED MAIL

Write a letter that includes the following information: the name(s) of all owners and address as they appear on your account, the fund name, share class, and account number from which you want to exchange, the dollar amount or number of shares you wish to exchange, and the name of the fund into which you want to exchange. Also include a daytime telephone number if we have any questions. All owners should sign the letter and it should be mailed to the appropriate address for exchanges and redemptions.

HOW TO SELL SHARES

REQUIREMENTS AND LIMITS

CLASS   SELLING SHARES ($)
------- --------------------------------------------

A C     Check redemption:
-------
        Up to 100,000. More than 100,000 see
        "Signature Guarantee"
        QuickSell to your bank: Minimum 50, maximum
        250,000
        Wire redemption to your bank: Minimum 1,000
        --------------------------------------------
INST    Same as Classes A and C
------- --------------------------------------------
S       Same as Classes A and C
------- --------------------------------------------

In addition to what is detailed below, your financial advisor can assist you with selling shares. Please contact your financial advisor using the method that is most convenient for you.

BY PHONE

Call Deutsche Asset Management and use our automated system or choose to be transferred to a customer service representative to complete your request. You may request a check for the redemption amount sent to the address on the account. You may elect overnight delivery of your check for a $20 fee ($25 for
Saturday delivery), which will be paid by redeeming a portion of your shares equal to the amount of the fee. Overnight delivery is not available to a P.O.
Box.

                                       26
PROSPECTUS May 1, 2016                                  Investing in the Funds

OTHER WAYS TO SELL SHARES

The following privileges must be established on your account before a redemption request is made. This can either be done by completing the applicable section(s) on the new account application when you establish your account or by contacting a customer service representative for instructions and any required paperwork to add them to an existing account. Depending on the method you choose to request these redemptions, different transaction maximums may apply.

BY PHONE USING QUICKSELL. Call Deutsche Asset Management and use our automated system to request a QuickSell redemption or choose to be transferred to a customer service representative (see table for applicable minimum and maximum amounts). The proceeds are sent via the Automated Clearing House system (ACH)
to your bank. Transactions generally take two to three days to be completed.
For accounts with $5,000 or more, you may also establish a Systematic
Withdrawal Plan of a minimum of $50 to be sent on a regular basis as you direct. The $5,000 value does not apply to IRA accounts.

ON THE INTERNET. Register at deutschefunds.com to set up on-line access to your account(s), or log in to the Web site if you have previously registered. Follow the instructions on the Web site to request a redemption from your account using the desired method from your available options.

BY MAIL OR EXPEDITED MAIL. Write a letter that includes the following information: the name(s) of all owners and address as they appear on your account, the fund name, share class, and account number from which you want to sell shares, the dollar amount or number of shares you wish to sell, and a daytime telephone number if we have questions. All owners should sign the letter and it should be mailed to the appropriate address. You may elect overnight delivery of your check for a $20 fee ($25 for Saturday delivery), which will be paid by redeeming a portion of your shares equal to the amount of the fee. Overnight delivery is not available to a P.O. Box.

Some redemptions can only be ordered in writing with a Medallion Signature
Guarantee. For more information, please contact Deutsche Asset Management (see phone number on the back cover).

BY WIRE. You may sell shares by wire only if your account is authorized to do
so. You will be paid for redeemed shares by wire transfer of funds to your financial advisor or bank upon receipt of a duly authorized redemption request.
For your protection, you may not change the destination bank account over the phone. To sell by wire, call Deutsche Asset Management and either use the automated system or speak with a customer service representative to request your redemption. After you inform us of the amount of your redemption, you will receive a trade confirmation number. We must receive your order by 4:00 p.m.
Eastern time to wire to your account the next business day.

HOW TO BUY, SELL AND EXCHANGE CLASS R SHARES

If your plan sponsor has selected Class R shares as an investment option, you may buy Class R shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent
("shareholder servicing agent"). Contact them for details on how to enter and pay for your order. Shareholder servicing agents include brokers, financial representatives or any other bank, dealer or other institution that have a sub-shareholder servicing agreement with the funds.

Shareholder servicing agents may charge additional fees to investors for those services not otherwise included in their sub-distribution or servicing agreement, such as cash management or special trust or retirement investment reporting. In addition, the Advisor or administrator may provide compensation to shareholder servicing agents for distribution, administrative and promotional services.

There is no minimum investment with respect to Class R shares.

Instructions for buying and selling shares must generally be submitted by a retirement plan administrator, not by plan participants for whose benefit the shares are held. Please contact your shareholder servicing agent for more information on how to open a fund account.

IRA ROLLOVERS. You may complete a direct rollover from a retirement plan offering Class R shares to a Deutsche AM IRA account by reinvesting up to the full amount of your distribution in Class A shares of any Deutsche fund at net asset value. Subsequent purchases of Class A shares will be made at the public offering price as described in the prospectus for Class A shares. Please note that if you terminate your participation in a retirement plan and transfer all of your Class R shares, you will lose the privilege of purchasing Class R shares in the future. Rollovers to a Deutsche Class R share IRA are not permitted.

HOW TO BUY, SELL AND EXCHANGE CLASS R6 SHARES

If your retirement plan sponsor has selected Class R6 shares as an investment option, you may buy Class R6 shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent ("shareholder servicing agent"). Contact them for details on how to enter and pay for your order.

Shareholder servicing agents may charge additional fees to investors for those services, such as cash management or special trust or retirement investment reporting.

There is no minimum investment with respect to Class R6 shares.

                                       27
PROSPECTUS May 1, 2016                                  Investing in the Funds

Instructions for buying and selling shares must generally be submitted by a retirement plan administrator, not by plan participants for whose benefit the shares are held. Please contact your shareholder servicing agent for more information on how to open a fund account and how to buy, sell and exchange
Class R6 shares.

IRA ROLLOVERS. You may complete a direct rollover from a retirement plan offering Class R6 shares to a Deutsche AM IRA account by reinvesting up to the full amount of your distribution in Class A shares of any Deutsche fund at net asset value. Subsequent purchases of Class A shares will be made at the public offering price as described in the prospectus for Class A shares. Please note that if you terminate your participation in a retirement plan and transfer all of your Class R6 shares, you will lose the privilege of purchasing Class R6 shares in the future.

FINANCIAL INTERMEDIARY SUPPORT PAYMENTS (NOT APPLICABLE TO CLASS R6)

The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to each fund, to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of each fund, any recordkeeping/sub-transfer agency/

networking fees payable by each fund (generally through the Distributor or an affiliate) and/or the Distributor or Advisor to certain financial advisors for performing such services and any sales charge, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the
Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional
Information as payable to all financial advisors. For example, the Advisor, the
Distributor and/or their affiliates may compensate financial advisors for providing a fund with "shelf space" or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund
"supermarket" platforms and other formal sales programs; granting the
Distributor access to the financial advisor's sales force; granting the
Distributor access to the financial advisor's conferences and meetings;
assistance in training and educating the financial advisor's personnel; and
obtaining other forms of marketing support.

The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of each fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the
Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of Deutsche fund shares or the retention and/or servicing of investors and Deutsche fund shares to financial advisors in amounts that generally range from 0.01% up to 0.52% of assets of each fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of each fund attributable to the financial advisor, a flat fee of up to $120,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of each fund or of any particular share class of each fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of each fund. Additional information regarding these revenue sharing payments is included in each fund's Statement of Additional
Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the
Statement of Additional Information).

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both Deutsche funds and non-Deutsche funds by financial advisors to retirement plans that obtain recordkeeping services from ADP, Inc. or to 403(b) plans that obtain recordkeeping services from
ExpertPlan Inc., a subsidiary of Ascensus, Inc., on the Deutsche AM-branded retirement plan platform (the "Platform"). The level of revenue sharing payments is based upon sales of both the Deutsche funds and the non-Deutsche funds by the financial advisor on the Platform or current assets of both the
Deutsche funds and the non-Deutsche funds serviced and maintained by the financial advisor on the Platform.

It is likely that broker-dealers that execute portfolio transactions for each fund will include firms that also sell shares of the Deutsche funds to their customers. However, the Advisor will not consider sales of Deutsche fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Deutsche funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of Deutsche fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for each

                                       28
PROSPECTUS May 1, 2016                                  Investing in the Funds

fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.

POLICIES YOU SHOULD KNOW ABOUT

Along with the information on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through a financial advisor.

If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described in this prospectus. Please note that a financial advisor or other intermediary may charge fees separate from those charged by a fund and may be compensated by a fund.

POLICIES ABOUT TRANSACTIONS

EACH FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange is open.
Each fund calculates its share price for each class every business day, as of the close of regular trading on the New York Stock Exchange (typically 4:00
p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity and, in some cases, more information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial advisor. If we are unable to obtain this information within the time frames established by each fund, then we may reject your application and order.

Each fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." The specific requirements for good order depend on the type of account and transaction and the method of purchase. Contact
Deutsche Asset Management if you have any questions about your particular circumstances. After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the share price next calculated.

If we are unable to verify your identity within time frames established by each fund, after a reasonable effort to do so, you will receive written notification.

With certain limited exceptions, only US residents may invest in each fund.

Because orders placed through a financial advisor must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time.
Your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

SUB-MINIMUM BALANCES FOR CLASS A AND C. Each fund may close your account and send you the proceeds if your balance falls below $1,000 ($500 for accounts with an Automatic Investment Plan funded with $50 or more per month in subsequent investments), or below $250 for retirement accounts. We will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in Deutsche fund shares, investors in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, or group retirement plans and certain other accounts having lower minimum share balance requirements).

SUB-MINIMUM BALANCES FOR INSTITUTIONAL CLASS. Each fund may redeem your shares and close your account on 60 days' notice if it fails to meet the minimum account balance requirement of $1,000,000 for any reason.

SUB-MINIMUM BALANCES FOR CLASS S. Each fund may close your account and send you the proceeds if your balance falls below $2,500 ($1,000 with an Automatic
Investment Plan funded with $50 or more per month in subsequent investments);
or below $250 for retirement accounts. We will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in
Deutsche fund shares, investors in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, or group retirement plans and certain other accounts having lower minimum share balance requirements).

ACCOUNT MAINTENANCE FEE FOR CLASSES A, C AND S. Each fund charges a $20 account maintenance fee for each fund account that has a balance below $10,000. Except as otherwise noted below, fund accounts are not aggregated by share class or fund. The assessment will occur once per calendar year and may be assessed through the automatic redemption of fund shares in your account. The fee will

                                       29
PROSPECTUS May 1, 2016                                  Investing in the Funds

be assessed on each fund account that falls below the minimum for any reason, including market value fluctuations, redemptions or exchanges.

The account maintenance fee will not apply to: (i) accounts with an automatic investment plan; (ii) accounts held in an omnibus account through a financial services firm; (iii) accounts maintained on behalf of participants in certain fee based and wrap programs offered through certain financial intermediaries approved by the Advisor; (iv) participant level accounts in group retirement plans held on the records of a retirement plan record keeper; (v) accounts held by shareholders who maintain $50,000 or more in aggregate assets in Deutsche fund shares; (vi) shareholders who consent to electronic delivery for all documents (which include statements, prospectuses, annual and semi-annual reports, and other materials), except for tax forms; (vii) Uniform Gift to
Minors (UGMA) and Uniform Transfer to Minors (UTMA) accounts; (viii) Coverdell
Education Savings Account (ESA) accounts; and (ix) IRA accounts for shareholders beginning in the year in which they turn age 70 1/2. You may elect to receive electronic delivery of Deutsche fund materials by registering on
deutschefunds.com or by calling the telephone number on the back cover.

OVERNIGHT DELIVERY OF DEUTSCHE FUND MATERIALS. You may request to receive a paper copy of any Deutsche fund materials via overnight delivery by calling the telephone number on the back cover. If you request an overnight delivery you will be charged a $20 fee ($25 for Saturday delivery) for each request, which will be paid by redeeming a portion of your shares equal to the amount of the fee. Overnight delivery is not available to a P.O. Box.

MARKET TIMING POLICIES AND PROCEDURES. Short-term and excessive trading of fund shares may present risks to long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of a fund's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced if a fund invests in certain securities, such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by a fund (e.g., "time zone arbitrage"). Each fund discourages short-term and excessive trading and has adopted policies and procedures that are intended to detect and deter short-term and excessive trading.

Pursuant to its policies, each fund will impose a 2% redemption fee on fund shares held for less than a specified holding period (subject to certain exceptions discussed below under "Redemption fees"). Each fund also reserves the right to reject or cancel a purchase or exchange order for any reason without prior notice. For example, a fund may in its discretion reject or cancel a purchase or an exchange order even if the transaction is not subject to the specific roundtrip transaction limitation described below if the Advisor believes that there appears to be a pattern of short-term or excessive trading activity by a shareholder or deems any other trading activity harmful or disruptive to a fund. Each fund, through its Advisor and transfer agent, will measure short-term and excessive trading by the number of roundtrip transactions within a shareholder's account during a rolling 12-month period. A
"roundtrip" transaction is defined as any combination of purchase and redemption activity (including exchanges) of the same fund's shares. Each fund may take other trading activity into account if a fund believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

Shareholders are limited to four roundtrip transactions in the same Deutsche fund (excluding money market funds) over a rolling 12-month period.
Shareholders with four or more roundtrip transactions in the same Deutsche fund within a rolling 12-month period generally will be blocked from making additional purchases of, or exchanges into, that Deutsche fund for 12 months.
Each fund reserves the right to extend or maintain a block beyond 12 months if it deems that the shareholder's activity was harmful to the fund, or that the pattern of activity suggests a pattern of abuse. The rights of a shareholder to redeem shares of a Deutsche fund are not affected by the four roundtrip transaction limitation, but all redemptions remain subject to each fund's redemption fee policy (see "Redemption fees" described below).

Each fund may make exceptions to the roundtrip transaction policy for certain types of transactions if, in the opinion of the Advisor, the transactions do not represent short-term or excessive trading or are not abusive or harmful to a fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by a fund or administrator and transactions by certain qualified funds-of-funds.

In certain circumstances where shareholders hold shares of a fund through a financial intermediary, a fund may rely upon the financial intermediary's policy to deter short-term or excessive trading if the Advisor believes that the financial intermediary's policy is reasonably designed to detect and deter transactions that are not in the best interests of a fund. A financial intermediary's policy relating to short-term or excessive trading may be more or less restrictive than the Deutsche funds' policy, may permit certain transactions not permitted by the Deutsche funds' policies, or prohibit transactions not subject to the Deutsche funds' policies.

The Advisor may also accept undertakings from a financial intermediary to enforce short-term or excessive trading policies on behalf of a fund that provide a substantially similar level of protection for each fund against such transactions. For example, certain financial intermediaries may

                                       30
PROSPECTUS May 1, 2016                                  Investing in the Funds

have contractual, legal or operational restrictions that prevent them from blocking an account. In such instances, the financial intermediary may use alternate techniques that the Advisor considers to be a reasonable substitute for such a block.

In addition, if a fund invests some portion of its assets in foreign securities, it has adopted certain fair valuation practices intended to protect the fund from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by a fund. (See "How each fund calculates share price.")

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the
Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained by broker-dealers or other financial intermediaries. The
Advisor reviews trading activity at the omnibus level to detect short-term or excessive trading. If the Advisor has reason to suspect that short-term or excessive trading is occurring at the omnibus level, the Advisor will contact the financial intermediary to request underlying shareholder level activity.
Depending on the amount of fund shares held in such omnibus accounts (which may represent most of a fund's shares) short-term and/or excessive trading of fund shares could adversely affect long-term shareholders in a fund. If short-term or excessive trading is identified, the Advisor will take appropriate action.

Each fund's market timing policies and procedures may be modified or terminated at any time.

REDEMPTION FEES. Each fund imposes a redemption fee of 2% of the total redemption amount (calculated at net asset value, without regard to the effect of any contingent deferred sales charge; any contingent deferred sales charge is also assessed on the total redemption amount without regard to the assessment of the 2% redemption fee) on all fund shares redeemed or exchanged within 15 days of buying them (either by purchase or exchange). The redemption fee is paid directly to the fund and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading. For purposes of determining whether the redemption fee applies, shares held the longest time will be treated as being redeemed first and shares held the shortest time will be treated as being redeemed last.

The redemption fee is applicable to fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchase and sale transactions are generally netted against one another and placed on an aggregate basis; consequently the identities of the individuals on whose behalf the transactions are placed generally are not known to the fund. For this reason, the fund has undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the fund's. Subject to approval by the Advisor or each fund's Board, intermediaries who transact business on an omnibus basis may implement the redemption fees according to their own operational guidelines (which may be different than the funds' policies) and remit the fees to the funds.

The redemption fee will not be charged in connection with the following exchange or redemption transactions: (i) transactions on behalf of participants in certain research wrap programs and certain customized wrap account programs;
(ii) transactions on behalf of a shareholder to return any excess IRA contributions to the shareholder; (iii) transactions on behalf of a shareholder to effect a required minimum distribution on an IRA; (iv) transactions on behalf of a shareholder in a plan administered as a college savings plan under
Section 529 of the Internal Revenue Code; (v) transactions on behalf of any mutual fund advised by the Advisor and its affiliates (e.g., "funds of funds")
or, in the case of a master/feeder relationship, redemptions by the feeder fund from the master portfolio; (vi) transactions on behalf of certain unaffiliated mutual funds operating as funds of funds; (vii) transactions following death or disability of any registered shareholder, beneficial owner or grantor of a living trust with respect to shares purchased before death or disability;
(viii) transactions involving hardship of any registered shareholder; (ix)
systematic transactions with pre-defined trade dates for purchases, exchanges or redemptions, such as automatic account rebalancing, or loan origination and repayments; (x) transactions involving shares purchased through the reinvestment of dividends or other distributions; (xi) transactions involving shares transferred from another account in the same fund or converted from another class of the same fund (the redemption fee period will carry over to the acquired shares); (xii) transactions initiated by a fund or administrator
(e.g., redemptions for not meeting account minimums, to pay account fees funded by share redemptions, or in the event of the liquidation or merger of the fund); or (xiii) transactions in cases when there are legal or contractual limitations or restrictions on the imposition of the redemption fee (as determined by a fund or its agents in their sole discretion). It is the policy of the Deutsche funds to permit approved fund platform providers to execute transactions in shares of the funds without the imposition of a redemption fee if such providers are deemed by the Advisor to have adequate controls in place or if they implement alternative measures

                                       31
PROSPECTUS May 1, 2016                                  Investing in the Funds

that are determined by the Advisor to provide comparable controls on short-term and excessive trading to the Deutsche funds' policies.

THE AUTOMATED INFORMATION LINE is available 24 hours a day by calling Deutsche
Asset Management at the phone number on the back cover. You can use our automated phone service to get information on Deutsche funds generally and on accounts held directly at Deutsche Asset Management. You can also use this service to request share transactions.

TELEPHONE AND ELECTRONIC TRANSACTIONS. Generally, you are automatically entitled to telephone redemption and exchange privileges, but you may elect not to have them when you open your account or by calling the appropriate phone number on the back cover.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personal security information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

EACH FUND DOES NOT ISSUE SHARE CERTIFICATES. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

WHEN YOU ASK US TO SEND OR RECEIVE A WIRE, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so.
Wire transactions are generally completed within 24 hours. Each fund can only send wires of $1,000 or more and accept wires of $50 or more.

EACH FUND ACCEPTS PAYMENT FOR SHARES ONLY IN US DOLLARS by a check drawn on a
US bank, a bank or Federal Funds wire transfer or an electronic bank transfer.
Each fund does not accept third party checks. A third party check is a check made payable to one or more parties and offered as payment to one or more other parties (e.g., a check made payable to you that you offer as payment to someone else). Checks should be payable to Deutsche Asset Management and drawn by you or a financial institution on your behalf with your name or account number included with the check. If you pay for shares by check and the check fails to clear, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees each fund or its agents have incurred.

SIGNATURE GUARANTEE. When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and have your signature guaranteed. However, if you want money transferred electronically to a bank account that is already on file with us, you don't need a signature guarantee. Also, generally you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature - a valuable safeguard against fraud. Deutsche Asset Management accepts Medallion Signature
Guarantees, which can be obtained from an eligible guarantor. Eligible guarantor institutions include commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange or any member or participant of an approved signature guarantor program. A notarized document cannot be accepted in lieu of a signature guarantee.

SELLING SHARES OF TRUST ACCOUNTS AND BUSINESS OR ORGANIZATION ACCOUNTS may
require additional documentation. Please call Deutsche Asset Management (see phone number on the back cover) or contact your financial advisor for more information.

WHEN YOU SELL SHARES THAT HAVE A CDSC, the CDSC is based on the original purchase cost or current market value of the shares sold, whichever is less. In processing orders to sell shares, the shares with the lowest CDSC are sold first. For each investment you make, we use the first day of the month in which you bought shares to calculate a CDSC on that particular investment. A CDSC is not imposed when you exchange from one fund into another. When you sell shares of the fund that you exchanged into that were originally purchased prior to
April 1, 2016, a CDSC may be imposed based on the CDSC schedule of the fund you exchanged into, which may differ from the schedule for the fund you exchanged out of; your shares will retain their original cost and purchase date. Shares of the fund acquired in an exchange from shares of another fund purchased on or after April 1, 2016 that were subject to a CDSC at the time of the exchange will continue to be subject to the CDSC schedule of the shares of the fund you originally purchased.

There are certain cases in which you may be exempt from a CDSC. These include:

o  the death or disability of an account owner (including a joint owner); this waiver applies only under certain conditions (please contact your financial advisor or Shareholder Services to determine if the conditions exist)

o  withdrawals made through a systematic withdrawal plan up to a maximum of 12%
   per year of the net asset value of the account

o  withdrawals related to certain retirement or benefit plans

o  redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

                                       32
PROSPECTUS May 1, 2016                                  Investing in the Funds

o  for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus recordkeeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly.

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial advisor or
Shareholder Services can answer your questions and help you determine if you are eligible.

IF YOU SELL SHARES IN A DEUTSCHE FUND FOR WHICH YOU PAID A SALES CHARGE AND
THEN DECIDE TO INVEST WITH DEUTSCHE ASSET MANAGEMENT AGAIN WITHIN SIX MONTHS,
you may be able to take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Deutsche fund at its current net asset value and, for purposes of a sales charge, it will be treated as if it had never left Deutsche Asset Management (this may result in a tax liability for federal income tax purposes). You'll be reimbursed (in the form of fund shares by the Distributor) for any CDSC you paid when you sold shares in a Deutsche fund. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date.

You can only use the reinstatement feature once for any given group of shares.
To take advantage of this feature, contact Shareholder Services or your financial advisor.

CLASS A TO INSTITUTIONAL CLASS IN THE SAME FUND EXCHANGE PRIVILEGE. Investors
who have invested in Class A shares through a comprehensive or "wrap" fee program or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser, or who are transferring to such a program may potentially become eligible to invest in Institutional Class shares by reason of their participation in such a program. In such event, subject to the discretion of the Distributor and the limitations noted below, such shareholders may exchange their Class A shares for Institutional Class shares of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange. Exchanges under this privilege will be processed only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program where the Institutional Class shares are available. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class A shares of a fund for Institutional Class shares of the same fund.

CLASS A TO CLASS S IN THE SAME FUND EXCHANGE PRIVILEGE. Investors who have invested in Class A shares through a comprehensive or "wrap" fee program, or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser, may become eligible to invest in Class S shares. Subject to the discretion of the Distributor, such shareholders may exchange their Class A shares for Class S shares of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchanges. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class A shares of a fund for Class S shares of the same fund.

CLASS C TO CLASS A, CLASS S OR INSTITUTIONAL CLASS IN THE SAME FUND EXCHANGE
PRIVILEGE. Investors who either (i) have invested in Class C shares through a comprehensive or "wrap" fee program or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser or (ii) have invested in
Class C shares and are in the process of transferring their shares to such a program may potentially become eligible to invest in either Class A shares,
Class S shares or Institutional Class shares by reason of their participation in such a program. In such event, subject to the discretion of the Distributor and the limitations noted below, such shareholders may exchange their Class C shares for Class A shares, Class S shares or Institutional Class shares (as applicable) of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange. Exchanges under this privilege will be processed only in instances where the accounts are not currently subject to a CDSC and only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program where the Class A shares, Class S shares or Institutional Class shares are available. Investors should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class C shares of a fund for Class A shares, Class S shares or Institutional Class shares of the same fund.

CLASS S TO INSTITUTIONAL CLASS IN THE SAME FUND EXCHANGE PRIVILEGE. Investors
who have invested in Class S shares through a comprehensive or "wrap" fee program or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser may potentially become eligible to invest in
Institutional Class shares by reason of their participation in such a program.
In such event, subject to the discretion of the Distributor and the limitations noted below, such shareholders may exchange their Class S shares for
Institutional Class shares of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange. Exchanges under this privilege will be processed only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program where the
Institutional Class shares are available. Investors

                                       33
PROSPECTUS May 1, 2016                                  Investing in the Funds

should contact their selling and/or servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of Class S shares of a fund for Institutional Class shares of the same fund.

CLASS A, CLASS R, CLASS S OR INSTITUTIONAL CLASS TO CLASS R6 IN THE SAME FUND
EXCHANGE PRIVILEGE. Investors who have invested in Class A, Class R, Class S or
Institutional Class shares through a retirement plan platform with plan-level or omnibus accounts held on the books of the fund may potentially become eligible to invest in Class R6 shares by reason of their participation in such a plan. Exchanges under this privilege are subject to the discretion of the
Distributor and will be processed only as part of a prearranged, plan-level transaction with a qualifying retirement plan program. If an exchange by a qualifying retirement plan program is approved, investors holding Class A,
Class R, Class S or Institutional Class shares through such retirement plan will exchange those shares for Class R6 shares of equal aggregate value of the same fund. No sales charges or other charges will apply to any such exchange.
Investors should contact their retirement plan servicing agents to learn more about the details of this exchange feature. Shareholders generally will not recognize a gain or loss for federal income tax purposes upon the exchange of
Class A, Class R, Class S or Institutional Class shares of a fund for Class R6 shares of the same fund.

MONEY FROM SHARES YOU SELL is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are circumstances when it could be longer, including, but not limited to, when you are selling shares you bought recently by check or ACH (the funds will be placed under a 10 calendar day hold to ensure good funds) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes (e.g., redemption proceeds by wire) may also be delayed or unavailable when you are selling shares recently purchased or in the event of the closing of the Federal Reserve wire payment system. Each fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act. Generally, those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) the SEC determines that trading on the New York Stock Exchange is restricted; 3) the SEC determines that an emergency exists which makes the disposal of securities owned by a fund or the fair determination of the value of a fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system. For additional rights reserved by each fund, please see "Other Rights We Reserve."

HOW EACH FUND CALCULATES SHARE PRICE

To calculate net asset value, or NAV, each share class uses the following equation:

        TOTAL          TOTAL                 TOTAL NUMBER OF
               -                                               =    NAV
                                       /
  (                               )
       ASSETS       LIABILITIES            SHARES OUTSTANDING

The price at which you buy shares is based on the NAV per share calculated after the order is received and accepted by the transfer agent, although for
Class A shares it will be adjusted to allow for any applicable sales charge
(see "Choosing a Share Class"). The price at which you sell shares is also based on the NAV per share calculated after the order is received and accepted by the transfer agent, although a CDSC may be taken out of the proceeds (see
"Choosing a Share Class"). To obtain the fund's most recent share price, go to
deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

EACH FUND CHARGES A REDEMPTION FEE EQUAL TO 2% of the value of shares redeemed or exchanged within 15 days of purchase. Please see "Policies about transactions - Redemption fees" for further information.

WE TYPICALLY VALUE SECURITIES USING INFORMATION FURNISHED BY AN INDEPENDENT
PRICING SERVICE OR MARKET QUOTATIONS, WHERE APPROPRIATE. However, we may use
methods approved by the Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of a fund's portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market)
and the close of the New York Stock Exchange. In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

It is expected that the greater the percentage of fund assets that is invested in non-US securities, the more extensive will be a fund's use of fair value pricing. This is intended to reduce a fund's exposure to "time zone arbitrage"
and other harmful trading practices. (See "Market timing policies and procedures.")

TO THE EXTENT THAT A FUND INVESTS IN SECURITIES THAT ARE TRADED PRIMARILY IN
FOREIGN MARKETS, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when a fund doesn't price its shares. (Note that prices for securities that trade on foreign exchanges can change significantly on days when

                                       34
PROSPECTUS May 1, 2016                                  Investing in the Funds

the New York Stock Exchange is closed and you cannot buy or sell fund shares.
Price changes in the securities a fund owns may ultimately affect the price of fund shares the next time the NAV is calculated.)

OTHER RIGHTS WE RESERVE

You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o  withhold a portion of your distributions and redemption proceeds if we have been notified by the Internal Revenue Service that you are subject to backup withholding, if you fail to provide us with the correct taxpayer ID number and certain certifications, including certification that you are not subject to backup withholding, or if you are otherwise subject to withholding

o  reject a new account application if you don't provide any required or requested identifying information, or for any other reason

o  refuse, cancel, limit or rescind any purchase or exchange order, without prior notice; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in a fund's best interests or when a fund is requested or compelled to do so by governmental authority or by applicable law

o  close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charges, CDSC or redemption fees); you may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability

o  pay you for shares you sell by "redeeming in kind," that is, by giving you securities (which typically will involve brokerage costs for you to liquidate) rather than cash, but which will be taxable to the same extent as a redemption for cash; a fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o  change, add or withdraw various services, fees and account policies (for example, we may adjust a fund's investment minimums at any time)

UNDERSTANDING DISTRIBUTIONS AND TAXES

Each fund intends to distribute to its shareholders virtually all of its net earnings. Each fund can earn money in two ways: by receiving interest, dividends or other income from investments it holds and by selling investments for more than it paid for them. (Each fund's earnings are separate from any gains or losses stemming from your own purchase and sale of fund shares.) Each fund may not always pay a dividend or other distribution for a given period.

Deutsche Global Real Estate Securities Fund intends to pay dividends and distributions of investment income to shareholders annually. Deutsche Real
Estate Securities Fund intends to pay dividends and distributions of investment income to shareholders quarterly in March, June, September and December. Each fund intends to pay distributions from realized capital gains annually, usually in December. Each fund may make distributions at other times as needed.

Dividends declared and payable to shareholders of record in the last quarter of a given calendar year are treated for federal income tax purposes as if they were received on December 31 of that year, if such dividends are actually paid in January of the following year.

For federal income tax purposes, income and capital gain dividends are generally taxable to shareholders. However, dividends, regardless of character, received by retirement plans qualifying for tax exemption under federal income tax laws generally will not be currently taxable.

YOU CAN CHOOSE HOW TO RECEIVE YOUR DIVIDENDS, WHETHER ORDINARY OR CAPITAL GAIN
DIVIDENDS, AND OTHER DISTRIBUTIONS. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested in shares of the fund without a sales charge (if applicable). Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.

BUYING, SELLING OR EXCHANGING FUND SHARES WILL USUALLY HAVE FEDERAL INCOME TAX
CONSEQUENCES FOR YOU (except in employer-sponsored qualified plans, IRAs or other tax-advantaged accounts). Your sale of shares may result in a capital gain or loss. The gain or loss will be long-term or short-term depending on how long you owned the shares that were sold. For federal income tax purposes, an exchange is treated the same as a sale. In addition, if shares are redeemed to pay any account fees (e.g., an account maintenance fee), you may incur a tax liability.

THE FEDERAL INCOME TAX STATUS of a fund's earnings you receive and transactions involving your shares generally depends on their type:

                                       35
PROSPECTUS May 1, 2016                                  Investing in the Funds

GENERALLY TAXED AT NET CAPITAL      GENERALLY TAXED AT ORDINARY
GAIN RATES:                         INCOME RATES:

 FUND DISTRIBUTIONS
 o    gains from the sale of        o gains from the sale of securi-
securi-
   ties held (or treated as held)   ties held (or treated as held)
   by a fund for more than one      by a fund for one year or less
   year                             o all other taxable income
 o    qualified dividend income
 TRANSACTIONS INVOLVING FUND
 SHARES
 o    gains from selling fund       o gains from selling fund
   shares held for more than        shares held for one year or
   one year                         less

ANY DIRECT INVESTMENTS IN FOREIGN SECURITIES BY A FUND MAY BE SUBJECT TO
FOREIGN WITHHOLDING TAXES. In that case, a fund's yield on those securities would generally be decreased. Shareholders of Deutsche Real Estate Securities
Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the fund. Deutsche Global Real Estate Securities Fund may elect to pass through to its shareholders a credit or deduction for foreign taxes it has paid if at the end of its fiscal year more than 50% of the value of its total assets consists of stocks or securities of foreign corporations.
In addition, any investments in foreign securities or foreign currencies may increase or accelerate a fund's recognition of ordinary income and may affect the timing or amount of the fund's distributions. If you invest in a fund through a taxable account, your after-tax return could be negatively affected.

Investments in certain debt obligations or other securities may cause a fund to recognize income in excess of the cash generated by them. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Each fund's use of derivatives, if any, may affect the amount, timing and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

Distributions to individuals and other noncorporate shareholders of investment income reported by a fund as derived from qualified dividend income are eligible for taxation for federal income tax purposes at the more favorable net capital gain rates. Qualified dividend income generally includes dividends received by a fund from domestic and some foreign corporations. It does not include income from investments in debt securities. In addition, a fund must meet certain holding period and other requirements with respect to the dividend-paying stocks in its portfolio and the shareholder must meet certain holding period and other requirements with respect to a fund's shares for the lower tax rates to apply.

Dividends received by a fund from a REIT may be treated as qualified dividend income only to the extent the dividends are attributable to qualified dividend income received by such REIT. Distributions received by a fund from REITs will not be eligible for the dividends received deduction.

Certain types of income received by a fund from REITs, real estate mortgage investment conduits ("REMICs"), taxable mortgage pools or other investments may cause a fund to designate some or all of its distributions as "excess inclusion income." To fund shareholders such excess inclusion income may (1) constitute taxable income, as unrelated business taxable income ("UBTI") for those shareholders who would otherwise be exempt from federal income tax, such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not generally be offset by net operating losses; (3) not be eligible for reduced US withholding for non-US shareholders, including shareholders from tax treaty countries; and (4) cause the fund to be subject to tax if certain "disqualified organizations" are fund shareholders.

YOUR FUND WILL SEND YOU DETAILED FEDERAL INCOME TAX INFORMATION EARLY EACH
YEAR. These statements tell you the amount and the federal income tax classification of any dividends or distributions you received. They also have certain details on your purchases and sales of shares.

Because the REITs invested in by Deutsche Real Estate Securities Fund and
Deutsche Global Real Estate Securities Fund do not provide complete information about the taxability of the REIT's distributions until after the calendar year-end, in order to determine how much of a fund's distribution is taxable to shareholders, the fund may request permission from the IRS each year for an extension of time to issue Form 1099-DIV.

A 3.8% Medicare contribution tax is imposed on the "net investment income" of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. For this purpose, net investment income generally includes taxable dividends, including any capital gain dividends paid by a fund, and net gains recognized on the sale, redemption or exchange of shares of a fund.

IF YOU INVEST RIGHT BEFORE A FUND PAYS A DIVIDEND, you'll be getting some of your investment back as a dividend, which may be taxable to you. You can avoid this by investing after a fund pays a dividend. In tax-advantaged accounts you generally do not need to worry about this.

If a fund's distributions exceed its current and accumulated earnings and profits, the excess will be treated for federal income tax purposes as a tax-free return of capital to the extent of your basis in your shares and thereafter as a capital gain. Because a return of capital distribution reduces the basis of your shares, a return of capital distribution may result in a higher capital gain or a lower capital loss when you sell your shares held in a taxable account.

CORPORATIONS are taxed at the same rates on ordinary income and capital gains but may be eligible for a dividends-received deduction to the extent of the amount

                                       36
PROSPECTUS May 1, 2016                                  Investing in the Funds

of eligible dividends received by a fund from domestic corporations for the taxable year, provided certain holding period and other requirements are met.

Deutsche Real Estate Securities Fund and Deutsche Global Real Estate Securities
Fund do not expect a significant portion of their distributions to be eligible for the corporate dividends received deduction.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investment, including any state and local tax consequences. Special tax rules apply to individuals investing through tax-advantaged investment plans. Please consult your own tax advisor with respect to the tax consequences of an investment in a fund through such plan.

The above discussion summarizes certain federal income tax consequences for shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US tax consequences to you of an investment in a fund. For more information, see "Taxes" in the Statement of
Additional Information.

                                       37
PROSPECTUS May 1, 2016                                  Investing in the Funds

[GRAPHIC APPEARS HERE]

Financial Highlights

The financial highlights are designed to help you understand recent financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with each fund's financial statements, is included in each fund's annual report (see
"Shareholder reports" on the back cover).

                                       38
PROSPECTUS May 1, 2016                                    Financial Highlights

DEUTSCHE REAL ESTATE SECURITIES FUND - CLASS A

                                                               YEARS ENDED DECEMBER 31,
                                                2015         2014         2013         2012         2011
                                            -----------  -----------  -----------  -----------  -----------

SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  23.62     $  19.55     $  21.23     $  19.01     $  17.67
------------------------------------------   --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment income(a)                        .35          .34          .42          .37          .22
-------------------------------------------  --------     --------     --------     --------     --------
  Net realized and unrealized gain (loss)         .16         5.74       (  .49)        2.85         1.35
-------------------------------------------  --------     --------     --------     --------     --------
  TOTAL FROM INVESTMENT OPERATIONS                .51         6.08       (  .07)        3.22         1.57
-------------------------------------------  --------     --------     --------     --------     --------
Less distributions from:
  Net investment income                        (  .40)      (  .41)      (  .52)      (  .32)      (  .23)
-------------------------------------------  --------     --------     --------     --------     --------
  Net realized gains                           (2.53)      (1.60)      (1.09)      (  .68)           -
-------------------------------------------  --------     --------     --------     --------     --------
  TOTAL DISTRIBUTIONS                          (2.93)      (2.01)      (1.61)      (1.00)      (  .23)
-------------------------------------------  --------     --------     --------     --------     --------
Redemption fees                                   .00*         .00*         .00*         .00*         .00*
-------------------------------------------  --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD               $  21.20     $  23.62     $  19.55     $  21.23     $  19.01
-------------------------------------------  --------     --------     --------     --------     --------
Total Return (%)(b)                              2.58        31.34       (  .44)       17.04         8.99
-------------------------------------------  --------     --------     --------     --------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)            321          458          471          456          434
-------------------------------------------  --------     --------     --------     --------     --------
Ratio of expenses (%)                             .98          .96          .96          .99          .98
-------------------------------------------  --------     --------     --------     --------     --------
Ratio of net investment income (%)               1.50         1.51         1.92         1.77         1.16
-------------------------------------------  --------     --------     --------     --------     --------
Portfolio turnover rate (%)                       150          134          108          108          107
-------------------------------------------  --------     --------     --------     --------     --------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
*          Amount is less than $.005.

                                       39
PROSPECTUS May 1, 2016                                    Financial Highlights

DEUTSCHE REAL ESTATE SECURITIES FUND - CLASS C

                                                               YEARS ENDED DECEMBER 31,
                                                2015         2014         2013         2012         2011
                                            -----------  -----------  -----------  -----------  -----------

SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  23.86     $  19.73     $  21.42     $  19.17     $  17.82
------------------------------------------   --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment income(a)                        .21          .20          .27          .24          .08
-------------------------------------------  --------     --------     --------     --------     --------
  Net realized and unrealized gain (loss)         .15         5.78       (  .50)        2.86         1.38
-------------------------------------------  --------     --------     --------     --------     --------
  TOTAL FROM INVESTMENT OPERATIONS                .36         5.98       (  .23)        3.10         1.46
-------------------------------------------  --------     --------     --------     --------     --------
Less distributions from:
  Net investment income                        (  .25)      (  .25)      (  .37)      (  .17)      (  .11)
-------------------------------------------  --------     --------     --------     --------     --------
  Net realized gains                           (2.53)      (1.60)      (1.09)      (  .68)           -
-------------------------------------------  --------     --------     --------     --------     --------
  TOTAL DISTRIBUTIONS                          (2.78)      (1.85)      (1.46)      (  .85)      (  .11)
-------------------------------------------  --------     --------     --------     --------     --------
Redemption fees                                   .00*         .00*         .00*         .00*         .00*
-------------------------------------------  --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD               $  21.44     $  23.86     $  19.73     $  21.42     $  19.17
-------------------------------------------  --------     --------     --------     --------     --------
Total Return (%)(b)                              1.87        30.44       (1.16)       16.23         8.22
-------------------------------------------  --------     --------     --------     --------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)             46           55           43           43           31
-------------------------------------------  --------     --------     --------     --------     --------
Ratio of expenses (%)                            1.66         1.66         1.68         1.67         1.70
-------------------------------------------  --------     --------     --------     --------     --------
Ratio of net investment income (%)                .93          .87         1.22         1.12          .44
-------------------------------------------  --------     --------     --------     --------     --------
Portfolio turnover rate (%)                       150          134          108          108          107
-------------------------------------------  --------     --------     --------     --------     --------

(a)        Based on average shares outstanding during the period.
(b)        Total return does not reflect the effect of any sales charges.
*          Amount is less than $.005.

                                       40
PROSPECTUS May 1, 2016                                    Financial Highlights

DEUTSCHE REAL ESTATE SECURITIES FUND - CLASS R

                                                               YEARS ENDED DECEMBER 31,
                                                2015         2014         2013         2012         2011
                                            -----------  -----------  -----------  -----------  -----------

SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  23.64     $  19.56     $  21.24     $  19.03     $  17.70
------------------------------------------   --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment income(a)                        .32          .30          .36          .31          .17
-------------------------------------------  --------     --------     --------     --------     --------
  Net realized and unrealized gain (loss)         .12         5.72       (  .50)        2.85         1.36
-------------------------------------------  --------     --------     --------     --------     --------
  TOTAL FROM INVESTMENT OPERATIONS                .44         6.02       (  .14)        3.16         1.53
-------------------------------------------  --------     --------     --------     --------     --------
Less distributions from:
  Net investment income                        (  .34)      (  .34)      (  .45)      (  .27)      (  .20)
-------------------------------------------  --------     --------     --------     --------     --------
  Net realized gains                           (2.53)      (1.60)      (1.09)      (  .68)           -
-------------------------------------------  --------     --------     --------     --------     --------
  TOTAL DISTRIBUTIONS                          (2.87)      (1.94)      (1.54)      (  .95)      (  .20)
-------------------------------------------  --------     --------     --------     --------     --------
Redemption fees                                   .00*         .00*         .00*         .00*         .00*
-------------------------------------------  --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD               $  21.21     $  23.64     $  19.56     $  21.24     $  19.03
-------------------------------------------  --------     --------     --------     --------     --------
Total Return (%)                                 2.24        30.98       (  .74)       16.68         8.71
-------------------------------------------  --------     --------     --------     --------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)             31           32           22           22           17
-------------------------------------------  --------     --------     --------     --------     --------
Ratio of expenses (%)                            1.31         1.27         1.26         1.28         1.24
-------------------------------------------  --------     --------     --------     --------     --------
Ratio of net investment income (%)               1.37         1.31         1.64         1.50          .90
-------------------------------------------  --------     --------     --------     --------     --------
Portfolio turnover rate (%)                       150          134          108          108          107
-------------------------------------------  --------     --------     --------     --------     --------

(a)        Based on average shares outstanding during the period.
*          Amount is less than $.005.

                                       41
PROSPECTUS May 1, 2016                                    Financial Highlights

DEUTSCHE REAL ESTATE SECURITIES FUND - CLASS R6

                                                       YEAR ENDED     PERIOD ENDED
                                                        12/31/15      12/31/14(A)
                                                     --------------  -------------

SELECTED PER SHARE DATA
---------------------------------------------------           -               -
NET ASSET VALUE, BEGINNING OF PERIOD                   $  23.60        $  23.30
---------------------------------------------------    --------        --------
Income (loss) from investment operations:
  Net investment income(b)                                  .60             .26
---------------------------------------------------    --------        --------
  Net realized and unrealized gain (loss)                   .01            1.83
---------------------------------------------------    --------        --------
  TOTAL FROM INVESTMENT OPERATIONS                          .61            2.09
---------------------------------------------------    --------        --------
Less distributions from:
  Net investment income                                  (  .50)         (  .29)
---------------------------------------------------    --------        --------
  Net realized gains                                     (2.53)         (1.50)
---------------------------------------------------    --------        --------
  TOTAL DISTRIBUTIONS                                    (3.03)         (1.79)
---------------------------------------------------    --------        --------
Redemption fees                                             .00***          .00***
---------------------------------------------------    --------        --------
NET ASSET VALUE, END OF PERIOD                         $  21.18        $  23.60
---------------------------------------------------    --------        --------
Total Return (%)                                           3.03            9.05**
---------------------------------------------------    --------        --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
----------------------------------------------------   --------        --------
Net assets, end of period ($ thousands)                     150             .02
----------------------------------------------------   --------        --------
Ratio of expenses (%)                                       .53             .55*
----------------------------------------------------   --------        --------
Ratio of net investment income (%)                         2.63            3.09*
----------------------------------------------------   --------        --------
Portfolio turnover rate (%)                                 150             134(c)
----------------------------------------------------   --------        --------

(a)        For the period from August 25, 2014 (commencement of operations) to
           December 31, 2014.
(b)        Based on average shares outstanding during the period.
(c)        Represents the Fund's portfolio turnover for the year ended December
           31, 2014.
*          Annualized
**         Not annualized
***        Amount is less than $.005.

                                       42
PROSPECTUS May 1, 2016                                    Financial Highlights

DEUTSCHE REAL ESTATE SECURITIES FUND - INSTITUTIONAL CLASS

                                                               YEARS ENDED DECEMBER 31,
                                                2015         2014         2013         2012         2011
                                            -----------  -----------  -----------  -----------  -----------

SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  23.60     $  19.54     $  21.22     $  18.99     $  17.67
------------------------------------------   --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment income(a)                        .44          .44          .48          .46          .28
-------------------------------------------  --------     --------     --------     --------     --------
  Net realized and unrealized gain (loss)         .15         5.71       (  .48)        2.85         1.35
-------------------------------------------  --------     --------     --------     --------     --------
  TOTAL FROM INVESTMENT OPERATIONS                .59         6.15            -         3.31         1.63
-------------------------------------------  --------     --------     --------     --------     --------
Less distributions from:
  Net investment income                        (  .48)      (  .49)      (  .59)      (  .40)      (  .31)
-------------------------------------------  --------     --------     --------     --------     --------
  Net realized gains                           (2.53)      (1.60)      (1.09)      (  .68)           -
-------------------------------------------  --------     --------     --------     --------     --------
  TOTAL DISTRIBUTIONS                          (3.01)      (2.09)      (1.68)      (1.08)      (  .31)
-------------------------------------------  --------     --------     --------     --------     --------
Redemption fees                                   .00*         .00*         .00*         .00*         .00*
-------------------------------------------  --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD               $  21.18     $  23.60     $  19.54     $  21.22     $  18.99
-------------------------------------------  --------     --------     --------     --------     --------
Total Return (%)                                 2.95        31.74       (  .09)       17.54         9.36
-------------------------------------------  --------     --------     --------     --------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)            577          833          614          792          666
-------------------------------------------  --------     --------     --------     --------     --------
Ratio of expenses (%)                             .62          .63          .62          .60          .61
-------------------------------------------  --------     --------     --------     --------     --------
Ratio of net investment income (%)               1.90         1.94         2.18         2.17         1.53
-------------------------------------------  --------     --------     --------     --------     --------
Portfolio turnover rate (%)                       150          134         1.08          108          107
-------------------------------------------  --------     --------     --------     --------     --------

(a)        Based on average shares outstanding during the period.
*          Amount is less than $.005.

                                       43
PROSPECTUS May 1, 2016                                    Financial Highlights

DEUTSCHE REAL ESTATE SECURITIES FUND - CLASS S

                                                               YEARS ENDED DECEMBER 31,
                                                2015         2014         2013         2012         2011
                                            -----------  -----------  -----------  -----------  -----------

SELECTED PER SHARE DATA
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $  23.74     $  19.64     $  21.33     $  19.09     $  17.75
------------------------------------------   --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment income(a)                        .44          .44          .48          .43          .26
-------------------------------------------  --------     --------     --------     --------     --------
  Net realized and unrealized gain (loss)         .14         5.72       (  .52)        2.86         1.36
-------------------------------------------  --------     --------     --------     --------     --------
  TOTAL FROM INVESTMENT OPERATIONS                .58         6.16       (  .04)        3.29         1.62
-------------------------------------------  --------     --------     --------     --------     --------
Less distributions from:
  Net investment income                        (  .47)      (  .46)      (  .56)      (  .37)      (  .28)
-------------------------------------------  --------     --------     --------     --------     --------
  Net realized gains                           (2.53)      (1.60)      (1.09)      (  .68)           -
-------------------------------------------  --------     --------     --------     --------     --------
  TOTAL DISTRIBUTIONS                          (3.00)      (2.06)      (1.65)      (1.05)      (  .28)
-------------------------------------------  --------     --------     --------     --------     --------
Redemption fees                                   .00*         .00*         .00*         .00*         .00*
-------------------------------------------  --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD               $  21.32     $  23.74     $  19.64     $  21.33     $  19.09
-------------------------------------------  --------     --------     --------     --------     --------
Total Return (%)                                 2.87        31.64       (  .26)       17.35         9.23
-------------------------------------------  --------     --------     --------     --------     --------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)            285          338          159          131           80
-------------------------------------------  --------     --------     --------     --------     --------
Ratio of expenses (%)                             .69          .72          .77          .77          .74
-------------------------------------------  --------     --------     --------     --------     --------
Ratio of net investment income (%)               1.90         1.95         2.16         2.04         1.40
-------------------------------------------  --------     --------     --------     --------     --------
Portfolio turnover rate (%)                       150          134          108          108          107
-------------------------------------------  --------     --------     --------     --------     --------

(a)        Based on average shares outstanding during the period.
*          Amount is less than $.005.

                                       44
PROSPECTUS May 1, 2016                                    Financial Highlights

DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND - CLASS A

                                                                        YEARS ENDED DECEMBER 31,
                                                        2015             2014          2013        2012        2011
                                                  ---------------  ---------------  ----------  ----------  ----------

SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  9.01          $  8.03        $  8.09     $  6.67     $  7.51
------------------------------------------------     -------          -------        -------     -------     -------
Income (loss) from investment operations:
  Net investment income(a)                               .09              .19 (b)        .13         .13         .10
------------------------------------------------     -------          -------        -------     -------     -------
  Net realized and unrealized gain (loss)              ( .08)(c)         1.06            .10        1.77       ( .70)
------------------------------------------------     -------          -------        -------     -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                       .01             1.25            .23        1.90       ( .60)
------------------------------------------------     -------          -------        -------     -------     -------
Less distributions from:
  Net investment income                                ( .34)           ( .27)         ( .29)      ( .48)      ( .24)
------------------------------------------------     -------          -------        -------     -------     -------
Redemption fee                                           .00*             .00*           .00*        .00*        .00*
------------------------------------------------     -------          -------        -------     -------     -------
NET ASSET VALUE, END OF PERIOD                       $  8.68          $  9.01        $  8.03     $  8.09     $  6.67
------------------------------------------------     -------          -------        -------     -------     -------
Total Return (%)(d,e)                                    .17            15.57           2.92       28.68       (7.85)
------------------------------------------------     -------          -------        -------     -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   495              727            649         626         549
------------------------------------------------     -------          -------        -------     -------     -------
Ratio of expenses before expense reductions (%)         1.53             1.54           1.55        1.56        1.58
-------------------------------------------------    -------          -------        -------     -------     -------
Ratio of expenses after expense reductions (%)          1.33             1.34           1.35        1.36        1.38
-------------------------------------------------    -------          -------        -------     -------     -------
Ratio of net investment income (%)                      1.01             2.14 (b)       1.59        1.73        1.31
-------------------------------------------------    -------          -------        -------     -------     -------
Portfolio turnover rate (%)                              142              113            107          94         113
-------------------------------------------------    -------          -------        -------     -------     -------

(a)        Based on average shares outstanding during the period.
(b)        Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.05 per share and 0.62% of average daily net assets, for the year ended
           December 31, 2014.
(c)        Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)        Total return does not reflect the effect of any sales charges.
(e)        Total return would have been lower had certain expenses not been reduced.
*          Amount is less than $.005.

                                       45
PROSPECTUS May 1, 2016                                    Financial Highlights

DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND - CLASS C

                                                                        YEARS ENDED DECEMBER 31,
                                                        2015             2014          2013        2012        2011
                                                  ---------------  ---------------  ----------  ----------  ----------

SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  9.06          $  8.08        $  8.13     $  6.70     $  7.54
------------------------------------------------     -------          -------        -------     -------     -------
Income (loss) from investment operations:
  Net investment income(a)                               .03              .12 (b)        .07         .07         .04
------------------------------------------------     -------          -------        -------     -------     -------
  Net realized and unrealized gain (loss)              ( .08)(c)         1.06            .11        1.78       ( .70)
------------------------------------------------     -------          -------        -------     -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                     ( .05)            1.18            .18        1.85       ( .66)
------------------------------------------------     -------          -------        -------     -------     -------
Less distributions from:
  Net investment income                                ( .28)           ( .20)         ( .23)      ( .42)      ( .18)
------------------------------------------------     -------          -------        -------     -------     -------
Redemption fee                                           .00*             .00*           .00*        .00*        .00*
------------------------------------------------     -------          -------        -------     -------     -------
NET ASSET VALUE, END OF PERIOD                       $  8.73          $  9.06        $  8.08     $  8.13     $  6.70
------------------------------------------------     -------          -------        -------     -------     -------
Total Return (%)(d,e)                                  ( .58)           14.72           2.08       27.66       (8.61)
------------------------------------------------     -------          -------        -------     -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                    17               19             17          16          16
------------------------------------------------     -------          -------        -------     -------     -------
Ratio of expenses before expense reductions (%)         2.31             2.31           2.34        2.35        2.40
-------------------------------------------------    -------          -------        -------     -------     -------
Ratio of expenses after expense reductions (%)          2.11             2.11           2.14        2.15        2.20
-------------------------------------------------    -------          -------        -------     -------     -------
Ratio of net investment income (%)                       .32             1.37 (b)        .82         .94         .48
-------------------------------------------------    -------          -------        -------     -------     -------
Portfolio turnover rate (%)                              142              113            107          94         113
-------------------------------------------------    -------          -------        -------     -------     -------

(a)        Based on average shares outstanding during the period.
(b)        Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.05 per share and 0.62% of average daily net assets, for the year ended
           December 31, 2014.
(c)        Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)        Total return does not reflect the effect of any sales charges.
(e)        Total return would have been lower had certain expenses not been reduced.
*          Amount is less than $.005.

                                       46
PROSPECTUS May 1, 2016                                    Financial Highlights

DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND - INSTITUTIONAL CLASS

                                                                        YEARS ENDED DECEMBER 31,
                                                        2015             2014          2013        2012        2011
                                                  ---------------  ---------------  ----------  ----------  ----------

SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  8.99          $  8.02        $  8.08     $  6.66     $  7.50
------------------------------------------------     -------          -------        -------     -------     -------
Income (loss) from investment operations:
  Net investment income(a)                               .31              .22 (b)        .16         .16         .12
------------------------------------------------     -------          -------        -------     -------     -------
  Net realized and unrealized gain (loss)              ( .27)(c)         1.05            .10        1.78       ( .69)
------------------------------------------------     -------          -------        -------     -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                       .04             1.27            .26        1.94       ( .57)
------------------------------------------------     -------          -------        -------     -------     -------
Less distributions from:
  Net investment income                                ( .37)           ( .30)         ( .32)      ( .52)      ( .27)
------------------------------------------------     -------          -------        -------     -------     -------
Redemption fee                                           .00*             .00*           .00*        .00*        .00*
------------------------------------------------     -------          -------        -------     -------     -------
NET ASSET VALUE, END OF PERIOD                       $  8.66          $  8.99        $  8.02     $  8.08     $  6.66
------------------------------------------------     -------          -------        -------     -------     -------
Total Return (%)(d)                                      .52            15.88           3.29       29.21       (7.48)
------------------------------------------------     -------          -------        -------     -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   706              100             70         142         168
------------------------------------------------     -------          -------        -------     -------     -------
Ratio of expenses before expense reductions (%)         1.24             1.21           1.19        1.20        1.22
-------------------------------------------------    -------          -------        -------     -------     -------
Ratio of expenses after expense reductions (%)          1.04             1.01            .99        1.00        1.02
-------------------------------------------------    -------          -------        -------     -------     -------
Ratio of net investment income (%)                      3.48             2.55 (b)       1.93        2.07        1.62
-------------------------------------------------    -------          -------        -------     -------     -------
Portfolio turnover rate (%)                              142              113            107          94         113
-------------------------------------------------    -------          -------        -------     -------     -------

(a)        Based on average shares outstanding during the period.
(b)        Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.05 per share and 0.62% of average daily net assets, for the year ended
           December 31, 2014.
(c)        Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)        Total return would have been lower had certain expenses not been reduced.
*          Amount is less than $.005.

                                       47
PROSPECTUS May 1, 2016                                    Financial Highlights

DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND - CLASS S

                                                                        YEARS ENDED DECEMBER 31,
                                                        2015             2014          2013        2012        2011
                                                  ---------------  ---------------  ----------  ----------  ----------

SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  9.02          $  8.04        $  8.11     $  6.68     $  7.49
------------------------------------------------     -------          -------        -------     -------     -------
Income (loss) from investment operations:
  Net investment income(a)                               .10              .20 (b)        .15         .15         .11
------------------------------------------------     -------          -------        -------     -------     -------
  Net realized and unrealized gain (loss)              ( .10)(c)         1.07            .09        1.78       ( .68)
------------------------------------------------     -------          -------        -------     -------     -------
  TOTAL FROM INVESTMENT OPERATIONS                       .00             1.27            .24        1.93       ( .57)
------------------------------------------------     -------          -------        -------     -------     -------
Less distributions from:
  Net investment income                                ( .36)           ( .29)         ( .31)      ( .50)      ( .24)
------------------------------------------------     -------          -------        -------     -------     -------
Redemption fee                                           .00*             .00*           .00*        .00*        .00*
------------------------------------------------     -------          -------        -------     -------     -------
NET ASSET VALUE, END OF PERIOD                       $  8.66          $  9.02        $  8.04     $  8.11     $  6.68
------------------------------------------------     -------          -------        -------     -------     -------
Total Return (%)(d)                                      .03            15.77           3.01       29.10       (7.45)
------------------------------------------------     -------          -------        -------     -------     -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                    58              100            101          90          41
------------------------------------------------     -------          -------        -------     -------     -------
Ratio of expenses before expense reductions (%)         1.37             1.35           1.36        1.37        1.60
-------------------------------------------------    -------          -------        -------     -------     -------
Ratio of expenses after expense reductions (%)          1.17             1.15           1.16        1.17        1.13
-------------------------------------------------    -------          -------        -------     -------     -------
Ratio of net investment income (%)                      1.13             2.25 (b)       1.80        1.99        1.47
-------------------------------------------------    -------          -------        -------     -------     -------
Portfolio turnover rate (%)                              142              113            107          94         113
-------------------------------------------------    -------          -------        -------     -------     -------

(a)        Based on average shares outstanding during the period.
(b)        Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.05 per share and 0.62% of average daily net assets, for the year ended
           December 31, 2014.
(c)        Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)        Total return would have been lower had certain expenses not been reduced.
*          Amount is less than $.005.

                                       48
PROSPECTUS May 1, 2016                                    Financial Highlights

[GRAPHIC APPEARS HERE]

Appendix

HYPOTHETICAL EXPENSE SUMMARY

Using the annual fund operating expense ratios presented in the fee tables in the fund prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the fund held for the next 10 years and the impact of such fees and expenses on fund returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the fund may be higher or lower than 5% and, for money market funds, is typically less than 5%.
The tables also assume that all dividends and distributions are reinvested. The annual fund expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment.
The tables reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charge or redemption fees, if any, which may be payable upon redemption. If contingent deferred sales charges or redemption fees were shown, the "Hypothetical Year-End Balance After Fees and Expenses"
amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the fund that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the fund's prospectus to consider the investment objective, risks, expenses and charges of the fund prior to investing.

DEUTSCHE REAL ESTATE SECURITIES FUND - CLASS A

            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             5.75%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &         &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------

   1          5.00%         0.98%        -1.96%      $  9,803.89     $   669.22
 ---         -----          ----        ------       -----------     ----------
   2         10.25%         0.98%         1.98%      $ 10,198.00     $    98.01
 ---         -----          ----        ------       -----------     ----------
   3         15.76%         0.98%         6.08%      $ 10,607.96     $   101.95
 ---         -----          ----        ------       -----------     ----------
   4         21.55%         0.98%        10.34%      $ 11,034.40     $   106.05
 ---         -----          ----        ------       -----------     ----------
   5         27.63%         0.98%        14.78%      $ 11,477.98     $   110.31
 ---         -----          ----        ------       -----------     ----------
   6         34.01%         0.98%        19.39%      $ 11,939.40     $   114.75
 ---         -----          ----        ------       -----------     ----------
   7         40.71%         0.98%        24.19%      $ 12,419.36     $   119.36
 ---         -----          ----        ------       -----------     ----------
   8         47.75%         0.98%        29.19%      $ 12,918.62     $   124.16
 ---         -----          ----        ------       -----------     ----------
   9         55.13%         0.98%        34.38%      $ 13,437.95     $   129.15
 ---         -----          ----        ------       -----------     ----------
 10          62.89%         0.98%        39.78%      $ 13,978.16     $   134.34
 ---         -----          ----        ------       -----------     ----------
TOTAL                                                                $ 1,707.30
---                                                                  ----------

                                       49
PROSPECTUS May 1, 2016                                                Appendix

DEUTSCHE REAL ESTATE SECURITIES FUND - CLASS C

            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------

   1          5.00%         1.66%         3.34%       $ 10,334.00    $   168.77
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.66%         6.79%       $ 10,679.16    $   174.41
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.66%        10.36%       $ 11,035.84    $   180.23
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.66%        14.04%       $ 11,404.44    $   186.25
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.66%        17.85%       $ 11,785.34    $   192.48
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.66%        21.79%       $ 12,178.98    $   198.90
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.66%        25.86%       $ 12,585.75    $   205.55
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.66%        30.06%       $ 13,006.12    $   212.41
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.66%        34.41%       $ 13,440.52    $   219.51
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.66%        38.89%       $ 13,889.43    $   226.84
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,965.35
---                                                                  ----------

DEUTSCHE REAL ESTATE SECURITIES FUND - CLASS R

            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------

   1          5.00%         1.31%         3.69%       $ 10,369.00    $   133.42
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.31%         7.52%       $ 10,751.62    $   138.34
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.31%        11.48%       $ 11,148.35    $   143.44
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.31%        15.60%       $ 11,559.72    $   148.74
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.31%        19.86%       $ 11,986.28    $   154.23
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.31%        24.29%       $ 12,428.57    $   159.92
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.31%        28.87%       $ 12,887.19    $   165.82
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.31%        33.63%       $ 13,362.72    $   171.94
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.31%        38.56%       $ 13,855.81    $   178.28
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.31%        43.67%       $ 14,367.09    $   184.86
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,578.99
---                                                                  ----------

                                       50
PROSPECTUS May 1, 2016                                                Appendix

DEUTSCHE REAL ESTATE SECURITIES FUND - CLASS R6

            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------

   1          5.00%         0.53%         4.47%       $ 10,447.00     $  54.18
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.53%         9.14%       $ 10,913.98     $  56.61
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.53%        14.02%       $ 11,401.84     $  59.14
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.53%        19.11%       $ 11,911.50     $  61.78
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.53%        24.44%       $ 12,443.94     $  64.54
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.53%        30.00%       $ 13,000.19     $  67.43
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.53%        35.81%       $ 13,581.29     $  70.44
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.53%        41.88%       $ 14,188.38     $  73.59
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.53%        48.23%       $ 14,822.60     $  76.88
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.53%        54.85%       $ 15,485.17     $  80.32
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 664.91
---                                                                   --------

DEUTSCHE REAL ESTATE SECURITIES FUND - INSTITUTIONAL CLASS

            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------

   1          5.00%         0.62%         4.38%       $ 10,438.00     $  63.36
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.62%         8.95%       $ 10,895.18     $  66.13
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.62%        13.72%       $ 11,372.39     $  69.03
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.62%        18.71%       $ 11,870.50     $  72.05
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.62%        23.90%       $ 12,390.43     $  75.21
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.62%        29.33%       $ 12,933.13     $  78.50
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.62%        35.00%       $ 13,499.60     $  81.94
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.62%        40.91%       $ 14,090.89     $  85.53
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.62%        47.08%       $ 14,708.07     $  89.28
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.62%        53.52%       $ 15,352.28     $  93.19
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 774.22
---                                                                   --------

                                       51
PROSPECTUS May 1, 2016                                                Appendix

DEUTSCHE REAL ESTATE SECURITIES FUND - CLASS S

            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------

   1          5.00%         0.69%         4.31%       $ 10,431.00     $  70.49
 ---         -----          ----         -----        -----------     --------
   2         10.25%         0.69%         8.81%       $ 10,880.58     $  73.52
 ---         -----          ----         -----        -----------     --------
   3         15.76%         0.69%        13.50%       $ 11,349.53     $  76.69
 ---         -----          ----         -----        -----------     --------
   4         21.55%         0.69%        18.39%       $ 11,838.69     $  80.00
 ---         -----          ----         -----        -----------     --------
   5         27.63%         0.69%        23.49%       $ 12,348.94     $  83.45
 ---         -----          ----         -----        -----------     --------
   6         34.01%         0.69%        28.81%       $ 12,881.18     $  87.04
 ---         -----          ----         -----        -----------     --------
   7         40.71%         0.69%        34.36%       $ 13,436.36     $  90.80
 ---         -----          ----         -----        -----------     --------
   8         47.75%         0.69%        40.15%       $ 14,015.47     $  94.71
 ---         -----          ----         -----        -----------     --------
   9         55.13%         0.69%        46.20%       $ 14,619.53     $  98.79
 ---         -----          ----         -----        -----------     --------
 10          62.89%         0.69%        52.50%       $ 15,249.64     $ 103.05
 ---         -----          ----         -----        -----------     --------
TOTAL                                                                 $ 858.54
---                                                                   --------

DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND - CLASS A

            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             5.75%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------

   1          5.00%         1.33%        -2.29%      $  9,770.90     $   702.65
 ---         -----          ----        ------       -----------     ----------
   2         10.25%         1.53%         1.10%      $ 10,109.95     $   152.09
 ---         -----          ----        ------       -----------     ----------
   3         15.76%         1.53%         4.61%      $ 10,460.76     $   157.37
 ---         -----          ----        ------       -----------     ----------
   4         21.55%         1.53%         8.24%      $ 10,823.75     $   162.83
 ---         -----          ----        ------       -----------     ----------
   5         27.63%         1.53%        11.99%      $ 11,199.34     $   168.48
 ---         -----          ----        ------       -----------     ----------
   6         34.01%         1.53%        15.88%      $ 11,587.95     $   174.32
 ---         -----          ----        ------       -----------     ----------
   7         40.71%         1.53%        19.90%      $ 11,990.05     $   180.37
 ---         -----          ----        ------       -----------     ----------
   8         47.75%         1.53%        24.06%      $ 12,406.11     $   186.63
 ---         -----          ----        ------       -----------     ----------
   9         55.13%         1.53%        28.37%      $ 12,836.60     $   193.11
 ---         -----          ----        ------       -----------     ----------
 10          62.89%         1.53%        32.82%      $ 13,282.03     $   199.81
 ---         -----          ----        ------       -----------     ----------
TOTAL                                                                $ 2,277.66
---                                                                  ----------

                                       52
PROSPECTUS May 1, 2016                                                Appendix

DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND - CLASS C

            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------

   1          5.00%         2.11%         2.89%       $ 10,289.00    $   214.05
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         2.31%         5.66%       $ 10,565.77    $   240.87
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         2.31%         8.50%       $ 10,849.99    $   247.35
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         2.31%        11.42%       $ 11,141.86    $   254.01
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         2.31%        14.42%       $ 11,441.57    $   260.84
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         2.31%        17.49%       $ 11,749.35    $   267.86
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         2.31%        20.65%       $ 12,065.41    $   275.06
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         2.31%        23.90%       $ 12,389.97    $   282.46
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         2.31%        27.23%       $ 12,723.26    $   290.06
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         2.31%        30.66%       $ 13,065.52    $   297.86
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 2,630.42
---                                                                  ----------

DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND - INSTITUTIONAL CLASS

            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------

   1          5.00%         1.04%         3.96%       $ 10,396.00    $   106.06
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.24%         7.87%       $ 10,786.89    $   131.33
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.24%        11.92%       $ 11,192.48    $   136.27
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.24%        16.13%       $ 11,613.31    $   141.40
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.24%        20.50%       $ 12,049.97    $   146.71
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.24%        25.03%       $ 12,503.05    $   152.23
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.24%        29.73%       $ 12,973.17    $   157.95
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.24%        34.61%       $ 13,460.96    $   163.89
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.24%        39.67%       $ 13,967.09    $   170.05
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.24%        44.92%       $ 14,492.25    $   176.45
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,482.34
---                                                                  ----------

                                       53
PROSPECTUS May 1, 2016                                                Appendix

DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND - CLASS S

            MAXIMUM        INITIAL HYPOTHETICAL             ASSUMED RATE
         SALES CHARGE:          INVESTMENT:                  OF RETURN:
             0.00%                $10,000                        5%
        ---------------  -------------------------  -----------------------------
                                                      HYPOTHETICAL
           CUMULATIVE      ANNUAL     CUMULATIVE        YEAR-END
         RETURN BEFORE      FUND     RETURN AFTER    BALANCE AFTER    ANNUAL FEES
             FEES &       EXPENSE       FEES &           FEES &            &
YEAR        EXPENSES       RATIOS      EXPENSES         EXPENSES       EXPENSES
------  ---------------  ---------  --------------  ---------------  ------------

   1          5.00%         1.17%         3.83%       $ 10,383.00    $   119.24
 ---         -----          ----         -----        -----------    ----------
   2         10.25%         1.37%         7.60%       $ 10,759.90    $   144.83
 ---         -----          ----         -----        -----------    ----------
   3         15.76%         1.37%        11.50%       $ 11,150.49    $   150.09
 ---         -----          ----         -----        -----------    ----------
   4         21.55%         1.37%        15.55%       $ 11,555.25    $   155.53
 ---         -----          ----         -----        -----------    ----------
   5         27.63%         1.37%        19.75%       $ 11,974.71    $   161.18
 ---         -----          ----         -----        -----------    ----------
   6         34.01%         1.37%        24.09%       $ 12,409.39    $   167.03
 ---         -----          ----         -----        -----------    ----------
   7         40.71%         1.37%        28.60%       $ 12,859.85    $   173.09
 ---         -----          ----         -----        -----------    ----------
   8         47.75%         1.37%        33.27%       $ 13,326.66    $   179.38
 ---         -----          ----         -----        -----------    ----------
   9         55.13%         1.37%        38.10%       $ 13,810.42    $   185.89
 ---         -----          ----         -----        -----------    ----------
 10          62.89%         1.37%        43.12%       $ 14,311.74    $   192.64
 ---         -----          ----         -----        -----------    ----------
TOTAL                                                                $ 1,628.90
---                                                                  ----------

ADDITIONAL INDEX INFORMATION

DEUTSCHE REAL ESTATE SECURITIES FUND

STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

MSCI US REIT INDEX (MSCI US REIT) is an unmanaged free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations.

DEUTSCHE GLOBAL REAL ESTATE SECURITIES FUND

MSCI WORLD INDEX is an unmanaged index that tracks the performance of stocks in select developed markets around the world, including the US.

FTSE EPRA/NAREIT DEVELOPED INDEX is an unmanaged, market-weighted index designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate. The Index is designed to reflect the stock performance of companies engaged in specific aspects of major world real estate markets/regions. The Index is calculated using closing market prices and translates into US dollars using Reuters closing price.

                                       54
PROSPECTUS May 1, 2016                                                Appendix

TO GET MORE INFORMATION

SHAREHOLDER REPORTS. Additional information about a fund's investments is available in a fund's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected fund performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI). This tells you more about a fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, contact Deutsche Asset Management ("Deutsche AM") at the phone number or address listed below. SAIs and shareholder reports are also available through the Deutsche AM Web site at deutschefunds.com. These documents and other information about each fund are available from the EDGAR Database on the
SEC's Internet site at sec.gov. If you like, you may obtain copies of this information, after paying a duplicating fee, by e-mailing a request to
publicinfo@sec.gov or by writing the SEC at the address listed below.

You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in
Washington, D.C. Information on the operation of the SEC's Public Reference
Room may be obtained by calling the SEC at (202) 551-8090.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call the number provided.

CONTACT INFORMATION

DEUTSCHE ASSET MANAGE-   PO Box 219151
MENT                     Kansas City, MO
                         64121-9151
                         deutschefunds.com
                         Shareholders:
                         (800) 728-3337
                         Investment professionals:
                         (800) 621-5027
SEC                      Public Reference Section
                         Washington, D.C. 20549-1520
                         SEC.GOV
DISTRIBUTOR              DeAWM Distributors, Inc.
                         222 South Riverside Plaza
                         Chicago, IL 60606-5808
                         (800) 621-1148
SEC FILE NUMBER          Deutsche Securities Trust
                         Deutsche Real Estate Securities Fund
                         811-02021
                         Deutsche Securities Trust
                         Deutsche Global Real Estate Securities
                         Fund
                         811-02021

                                                   Deutsche
                                                   Asset Management [DB Logo]

(05/01/16) COMRREEF-1